VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 97.6%
Alabama : 3.5%
Alabama Special Care Facilities
Financing Authority,
Methodist Home for Aging
(RB)
5.75%, 06/01/35 (c) $ 1,400 $ 1,404,033
5.75%, 06/01/45 (c) 2,000 1,926,743
6.00%, 06/01/50 (c) 3,900 3,770,457
Alabama State Port Authority
Docks Facilities, Series A (RB)
(AG)
5.00%, 10/01/29 (c) 1,675 1,725,695
5.00%, 10/01/34 (c) 1,000 1,023,189
Baldwin County Industrial
Development Authority, Solid
Waste Disposal, Series A (RB)
5.00%, 06/01/55 (c) (p) 11,500 11,761,387
Baldwin County, Alabama
Industrial Development
Authority, Series B (RB)
4.62%, 06/01/55 (c) (p) 1,750 1,764,498
Black Belt Energy Gas District
(RB)
5.50%, 11/01/56 (c) (p) 3,000 3,225,395
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52 (c) (p) 7,000 7,153,595
Black Belt Energy Gas District,
Series A (RB)
5.25%, 01/01/54 (c) (p) 5,000 5,354,177
5.25%, 05/01/56 (c) (p) 3,000 3,121,508
Black Belt Energy Gas District,
Series B (RB)
5.00%, 10/01/35 (c) 2,000 2,087,106
Black Belt Energy Gas District,
Series D (RB)
5.00%, 12/01/55 (c) (p) 2,000 2,146,316
Black Belt Energy Gas District,
Series E (RB)
5.00%, 12/01/55 (c) (p) 2,000 2,146,211
County of Jefferson, Alabama
Sewer (RB)
5.25%, 10/01/49 (c) 16,785 17,450,633
Energy Southeast, A
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 750 806,834
Energy Southeast, A
Cooperative District Energy
Supply, Series B (RB)
5.00%, 09/01/33 (c) 1,500 1,583,567
Homewood Educational
Building Authority (RB)
5.50%, 10/01/54 (c) 1,000 1,008,183
5.50%, 10/01/54 (c) 1,000 1,008,183
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50 (p) 1,180 1,296,235
Par
(000’s) Value
Alabama (continued)
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB) (SD CRED
PROG)
5.75%, 10/01/49 (c) $ 8,540 $ 8,623,776
Industrial Development
Authority, Series A (RB)
5.00%, 06/01/54 (c) 8,490 8,181,827
Jefferson County, Sewer
Revenue Warrants (RB)
5.25%, 10/01/45 (c) 2,175 2,300,429
Lower Alabama Gas District
Gas Project, Series A (RB)
5.00%, 12/01/33 (c) 2,000 2,129,919
Mobile County Industrial
Development Authority,
Series B (RB)
4.75%, 12/01/54 (c) 16,500 15,321,522
Selma Alabama Industrial
Development Board,
International Paper Company
Project, Series A (RB)
4.20%, 05/01/34 750 791,998
Southeast Energy Authority A
Cooperative District, Project
No. 4, Series B-1 (RB)
5.00%, 05/01/53 (c) (p) 2,570 2,676,784
Southeast Energy Authority, A
Cooperative District Energy
Supply, Series B (RB)
5.00%, 09/01/35 (c) 3,000 3,309,071
Southeast Energy Authority, A
Cooperative District Energy
Supply, Series E (RB)
5.00%, 10/01/30 (c) 4,000 4,344,727
Southeast Energy Authority,
Cooperative District
Commodity Supply, Series
A (RB)
5.25%, 01/01/54 (c) (p) 4,545 4,814,532
Southeast Energy Authority,
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 4,615 4,916,897
Southeast Energy Authority,
Cooperative District Energy
Supply, Series B (RB)
5.25%, 03/01/55 (c) (p) 4,500 4,765,222
Southeast Energy Authority,
Cooperative District Gas
Supply, Series F (RB)
5.25%, 11/01/55 (c) (p) 3,500 3,846,789
The Black Belt Energy Gas
District Gas Project, Series
F (RB)
5.00%, 12/01/35 (c) 1,500 1,620,311

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Alabama (continued)
The Black Belt Energy Gas
District Gas Project, Series
G (RB)
5.00%, 10/01/35 (c) $ 2,500 $ 2,689,166
Tuscaloosa County Industrial
Development Authority, Hunt
Refining Project, Series A (RB)
5.25%, 05/01/44 (c) 7,000 7,045,020
149,141,935
Alaska : 0.1%
Alaska Railroad Corp. (RB) (AG)
6.00%, 10/01/50 (c) 1,905 2,066,721
Municipality of Anchorage,
Alaska Port, Series A (RB)
4.50%, 02/01/60 (c) 750 687,374
Northern Tobacco
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/66 (c) ^ 13,000 1,463,229
4,217,324
American Samoa : 0.2%
American Samoa Economic
Development Authority
General Revenue, Series A
(RB)
5.00%, 09/01/30 1,200 1,264,437
American Samoa Economic
Development Authority,
Series A (RB)
5.00%, 09/01/28 750 776,067
5.00%, 09/01/38 (c) 3,250 3,339,401
American Samoa Economic
Development Authority,
Series B (RB)
5.25%, 09/01/45 (c) 1,125 1,124,789
6,504,694
Arizona : 2.4%
Arizona Industrial Development
Authority (RB) (AG)
5.00%, 07/01/51 (c) 1,000 933,402
Arizona Industrial Development
Authority, Academies of Math
and Science (RB)
5.00%, 07/01/39 (c) 1,000 1,007,305
Arizona Industrial Development
Authority, Academies of Math
and Science, Series B (RB)
5.00%, 07/01/29 (c) 175 176,533
Arizona Industrial Development
Authority, American Charter
School Foundation Project
(RB)
6.00%, 07/01/37 (c) 1,125 1,156,903
6.00%, 07/01/47 (c) 2,940 2,976,477
Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, Arizona
Agribusiness and Equine
Center, Inc. Project, Series
B (RB)
5.00%, 03/01/37 (c) $ 1,545 $ 1,549,821
Arizona Industrial Development
Authority, Basis School
Project, Series A (RB)
5.12%, 07/01/37 (c) 250 250,605
5.25%, 07/01/47 (c) 500 489,505
Arizona Industrial Development
Authority, Basis School
Project, Series D (RB)
5.00%, 07/01/47 (c) 270 255,839
5.00%, 07/01/51 (c) 515 480,702
Arizona Industrial Development
Authority, Basis School
Project, Series G (RB) (AG)
5.00%, 07/01/47 (c) 500 473,776
Arizona Industrial Development
Authority, Benjamin Franklin
Charter School Projects,
Series A (RB)
5.25%, 07/01/53 (c) 1,000 922,620
Arizona Industrial Development
Authority, Doral Academy
Project, Series A (RB)
4.00%, 07/15/51 (c) 1,000 778,875
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29 (c) 350 350,095
5.00%, 07/01/54 (c) 1,000 889,460
Arizona Industrial Development
Authority, Education
Facility, Leman Academy of
Excellence, Series A (RB)
4.50%, 07/01/54 (c) 500 413,378
Arizona Industrial Development
Authority, Education Facility,
Series A (RB)
4.00%, 07/01/61 (c) 2,500 1,994,882
5.25%, 07/01/37 (c) 2,650 2,665,643
Arizona Industrial Development
Authority, Heritage Academy
- Gateway and Laveen
Projects, Series A (RB)
5.00%, 07/01/51 (c) 2,420 2,084,181
Arizona Industrial Development
Authority, Kaizen Education
Project (RB)
5.70%, 07/01/47 (c) 1,000 1,001,570

Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, KIPP NYC Public
Charter Schools, Macombs
Facility Project, Series A (RB)
4.00%, 07/01/51 (c) $ 400 $ 332,812
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 5,470 5,482,700
Arizona Industrial Development
Authority, Series A (RB)
4.88%, 07/01/60 (c) (p) 1,150 1,144,022
5.00%, 07/01/51 (c) 1,000 863,543
6.75%, 03/01/65 (c) 2,000 2,026,341
Arizona Industrial Development
Authority, Somerset Academy
of Las Vegas, Series A (RB)
4.00%, 12/15/51 (c) 1,400 1,090,942
Chandler Industrial
Development Authority (RB)
4.00%, 06/01/49 (c) (p) 2,000 2,040,761
City of Phoenix Civic
Improvement Corp., Series B
(RB) (AG)
4.00%, 07/01/38 (c) 2,000 2,005,224
City of Phoenix Civic
Improvement Corp., Series B
(RB) (BAM)
5.00%, 07/01/44 (c) 2,990 3,053,866
City Of Phoenix Civic
Improvement Corporation
Junior Lien Airport, Series B
(RB)
4.00%, 07/01/37 (c) 1,775 1,781,946
Glendale Industrial
Development Authority,
Beatitudes Campus Project
(RB)
4.00%, 11/15/27 (c) 130 125,511
Glendale Industrial
Development Authority,
Royal Oaks Inspirata Pointe
Project, Series A (RB)
5.00%, 05/15/56 (c) 1,340 1,153,127
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
5.00%, 07/01/35 (c) 900 900,403
5.00%, 07/01/45 (c) 500 482,263
5.00%, 07/01/46 (c) 3,000 2,870,256
Industrial Development
Authority of the City of
Phoenix, Downtown Student
Housing, Series A (RB)
5.00%, 07/01/42 (c) 1,250 1,253,071
Par
(000’s) Value
Arizona (continued)
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project (RB)
5.00%, 07/01/45 (c) $ 4,435 $ 4,289,732
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project, Series A (RB)
5.00%, 07/01/36 (c) 750 751,322
Maricopa County Arizona
Industrial Development
Authority, Commercial Metals
Company Project (RB)
4.00%, 10/15/47 (c) 13,070 11,132,714
Maricopa County Industrial
Development Authority,
Benjamin Franklin Charter
School Projects, Series A (RB)
6.00%, 07/01/52 (c) 1,000 1,004,215
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series A (RB) (SD
CRED PROG)
5.00%, 07/01/49 (c) 1,300 1,276,642
5.00%, 07/01/54 (c) 1,400 1,357,879
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
5.00%, 07/01/39 (c) 500 510,187
5.00%, 07/01/49 (c) 1,990 1,886,756
5.00%, 07/01/54 (c) 500 467,403
Maricopa County Industrial
Development Authority,
Paradise School Project (RB)
5.00%, 07/01/47 (c) 1,750 1,608,341
Phoenix Arizona Industrial
Development Authority,
Falcon Properties LLC,
Project, Series A (RB)
4.15%, 12/01/57 (c) 5,000 2,996,637
Phoenix Arizona Industrial
Development Authority,
Guam Facilities Foundation,
Inc. Project (RB)
5.12%, 02/01/34 (c) 1,000 993,230
Phoenix Arizona Industrial
Development Authority,
Provident Group - Falcon
Properties LLC, Project, Series
A (RB)
4.00%, 12/01/51 (c) 1,000 609,603
Pima County Industrial
Development Authority,
Edkey Charter Schools
Project (RB)
5.00%, 07/01/30 (c) (d) * 1,000 800,000
5.25%, 07/01/36 (c) (d) * 250 200,000

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
5.38%, 07/01/46 (c) (d) * $ 250 $ 200,000
5.50%, 07/01/51 (c) (d) * 250 200,000
Sacramento County,
Community Facilities District
No. 2005-2 (RB)
5.00%, 12/01/32 2,000 2,198,234
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 7,105 7,803,321
5.25%, 12/01/27 215 222,826
5.25%, 12/01/28 245 258,655
Sierra Vista Industrial
Development Authority (RB)
6.25%, 06/15/45 (c) 750 767,734
6.38%, 06/15/64 (c) 1,000 1,025,919
Sierra Vista Industrial
Development Authority,
Wake Preparatory Academy
(RB)
5.25%, 06/15/35 (c) 500 519,023
Tempe Industrial Development
Authority (RB)
3.75%, 12/01/31 (c) 1,000 1,003,939
4.38%, 12/01/36 (c) 500 515,820
5.38%, 12/01/46 (c) 1,500 1,531,141
5.62%, 12/01/55 (c) 2,155 2,199,267
5.62%, 12/01/60 (c) 3,000 3,047,477
Tempe Industrial Development
Authority, Friendship Village
of Tempe (RB)
5.00%, 12/01/54 (c) 355 337,213
The Industrial Development
Authority Of The City Of
Chandler, Arizona Industrial
Development (RB)
4.10%, 12/01/37 (c) (p) 1,210 1,225,433
The Industrial Development
Authority of the City of Sierra
Vista, American Leadership
Academy Project (RB)
5.00%, 06/15/44 (c) 1,000 940,801
101,339,824
Arkansas : 1.1%
Arkansas Development Finance
Authority Resource Recovery
(RB)
3.88%, 10/15/65 (c) (p) 500 500,295
Arkansas Development Finance
Authority, Big River Steel
Project (RB)
4.50%, 09/01/49 (c) 17,520 17,056,198
4.75%, 09/01/49 (c) 4,500 4,414,430
Arkansas Development Finance
Authority, Environmental
Improvement, United States
Steel Corporation Project (RB)
5.45%, 09/01/52 (c) 19,750 19,813,003
5.70%, 05/01/53 (c) 3,205 3,258,943
45,042,869
Par
(000’s) Value
California : 12.7%
Alameda Corridor
Transportation Authority,
Second Subordinate Lien,
Series B (RB)
5.00%, 10/01/35 (c) $ 1,650 $ 1,671,036
5.00%, 10/01/36 (c) 1,730 1,750,584
5.00%, 10/01/37 (c) 5,535 5,596,659
Alameda Corridor
Transportation Authority,
Series A (RB) (AG)
0.00%, 10/01/53 (c) ^ 1,905 509,652
Anaheim Community Facilities
District No. 08-1 (ST)
4.00%, 09/01/36 (c) 160 160,253
4.00%, 09/01/41 (c) 615 594,783
4.00%, 09/01/46 (c) 420 375,460
Anaheim Public Financing
Authority, Anaheim Public
Improvement Project, Series
A (RB) (BAM)
5.00%, 09/01/36 (c) 2,000 2,068,040
Antelope Valley Healthcare
District, Series A (RB)
5.25%, 03/01/36 (c) 1,480 1,480,016
California Community Choice
Financing Authority Clean
Energy Project, Series A-1
(RB)
5.00%, 04/01/56 (c) (p) 5,000 5,444,236
California Community Choice
Financing Authority Clean
Energy Project, Series G (RB)
5.00%, 12/01/35 (c) 2,000 2,225,412
California Community Choice
Financing Authority, Clean
Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) 1,500 1,592,944
California Community Choice
Financing Authority, Clean
Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p) 4,000 4,223,645
California Community Choice
Financing Authority, Clean
Energy Project, Series B-1
(RB)
5.00%, 07/01/53 (c) (p) 10,580 11,192,967
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.00%, 12/01/55 (c) (p) 5,000 5,352,953
5.25%, 01/01/54 (c) (p) 8,470 9,015,820
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
5.00%, 10/01/55 (c) (p) 6,000 6,314,506
5.50%, 05/01/54 (c) (p) 11,500 12,151,601

Par
(000’s) Value
California (continued)
California Community Choice
Financing Authority, Clean
Energy Project, Series E (RB)
5.00%, 10/01/56 (c) (p) $ 9,000 $ 9,882,464
California Community Choice
Financing Authority, Clean
Energy Project, Series E-1 (RB)
5.00%, 02/01/54 (c) (p) 1,500 1,602,936
California Community Choice
Financing Authority, Clean
Energy Project, Series F (RB)
5.00%, 11/01/33 (c) 4,000 4,389,127
5.00%, 02/01/55 (c) (p) 5,000 5,408,294
California Community Choice
Financing Authority, Clean
Energy Project, Series G (RB)
5.00%, 11/01/55 (c) (p) 3,000 3,161,608
California Community Choice
Financing Authority, Clean
Energy Project, Series G-1
(RB)
5.25%, 11/01/54 (c) (p) 1,000 1,074,802
California Community Choice
Financing Authority, Clean
Energy Project, Series H (RB)
5.00%, 01/01/56 (c) (p) 2,500 2,744,011
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-1 (RB)
4.00%, 02/01/56 (c) 5,000 4,123,643
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-2 (RB)
3.00%, 08/01/56 (c) 4,000 2,729,053
California Community Housing
Agency, Essential Housing,
Series A-1 (RB)
3.00%, 02/01/57 (c) 3,500 2,376,124
California Community Housing
Agency, Essential Housing,
Summit at Sausalito
Apartments, Series A-1 (RB)
3.00%, 02/01/57 (c) 1,000 677,711
California Community Housing
Agency, Essential Housing,
Summit at Sausalito
Apartments, Series A-2 (RB)
4.00%, 02/01/50 (c) 2,000 1,470,971
California Community Housing
Agency, Series A-1 (RB)
4.00%, 02/01/56 (c) 4,500 3,747,192
California County Tobacco
Securitization Agency, Golden
Gate Tobacco, Series A (RB)
5.00%, 06/01/36 (c) 15 14,785
Par
(000’s) Value
California (continued)
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49 (c) $ 1,050 $ 924,078
California Enterprise
Development Authority,
Series A (RB)
5.00%, 06/01/44 (c) 500 503,103
5.00%, 06/01/54 (c) 1,000 965,131
California Enterprise
Development Authority, The
Rocklin Academy Project (RB)
5.00%, 06/01/54 (c) 500 469,251
5.00%, 06/01/64 (c) 1,000 916,790
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
4.00%, 03/01/39 (c) 1,910 1,879,781
5.00%, 12/01/31 2,500 2,780,362
5.00%, 12/01/34 (c) 2,000 2,271,624
5.25%, 12/01/43 (c) 2,000 2,131,381
5.25%, 12/01/44 (c) 3,175 3,356,983
California Health Facilities
Financing Authority,
Children’s Hospital, Series A
(RB)
4.00%, 08/15/49 (c) 250 205,631
4.20%, 08/15/42 (c) 500 467,702
5.00%, 08/15/37 (c) 460 466,100
5.00%, 08/15/42 (c) 3,735 3,742,085
5.00%, 08/15/47 (c) 1,000 958,553
California Health Facilities
Financing Authority,
Commonspirit Health, Series
A (RB)
5.25%, 12/01/49 (c) 7,230 7,632,399
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
5.00%, 10/01/50 (c) (p) 500 551,211
California Health Facilities
Financing Authority, Series
A (RB)
5.00%, 12/01/32 (c) 2,000 2,235,567
5.00%, 12/01/35 (c) 2,000 2,287,574
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
4.00%, 11/15/42 (c) 300 291,017
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 6,964 7,157,976
California Infrastructure &
Economic Dev Bk Rev Sr Secd
Amt Bds Brightline West
Passenger Rail, Series B (RB)
12.00%, 01/01/65 (c) (p) 24,725 18,543,750

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Infrastructure &
Economic Development
Bank, California Science
Center Phase III Project,
Series A (RB)
4.00%, 05/01/55 (c) $ 1,000 $ 887,193
California Infrastructure &
Economic Development Bank,
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 01/01/55 (c) 1,000 866,764
California Infrastructure &
Economic Development
Bank, Senior National Charter
School, Series B (RB)
5.00%, 11/01/49 (c) 250 254,370
5.00%, 11/01/59 (c) 1,180 1,191,221
California Muincipal Finance
Authority, Charter School,
Series A (RB)
5.00%, 07/01/31 (c) 1,000 1,001,558
California Municipal Finance
Authority, Ascent 613 Project,
Series A (RB)
5.38%, 01/01/55 (c) 1,500 1,476,576
5.50%, 01/01/60 (c) 1,000 994,744
California Municipal Finance
Authority, Baptist University,
Series A (RB)
5.00%, 11/01/35 (c) 875 936,332
5.12%, 11/01/40 (c) 1,000 1,052,972
5.38%, 11/01/45 (c) 775 792,214
5.50%, 11/01/45 (c) 500 500,021
California Municipal Finance
Authority, California Baptist
University, Series A (RB)
5.00%, 11/01/36 (c) 1,000 1,003,155
California Municipal Finance
Authority, Charter School
Santa Rosa Academy Project
(RB)
5.00%, 07/01/62 (c) 1,000 912,303
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB)
5.00%, 05/15/38 (c) 500 517,628
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB) (BAM)
4.00%, 05/15/48 (c) 150 137,034
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project, Series A (RB)
5.00%, 05/15/30 (c) 1,000 1,057,115
Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project (RB) (BAM)
4.00%, 05/15/46 (c) $ 5,000 $ 4,683,520
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project, Series A (RB)
(BAM)
4.00%, 05/15/41 (c) 1,500 1,507,657
California Municipal Finance
Authority, Eisenhower
Medical Center, Series A (RB)
5.00%, 07/01/30 (c) 200 204,412
5.00%, 07/01/31 (c) 250 255,337
California Municipal Finance
Authority, John Adams
Academies Lincoln Project,
Series A (RB)
5.00%, 10/01/39 (c) 500 501,297
5.00%, 10/01/49 (c) 500 453,688
5.00%, 10/01/57 (c) 500 440,696
California Municipal Finance
Authority, Julian Charter
School Project, Series A (RB)
5.62%, 03/01/45 (c) 2,390 2,155,323
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/28 65 67,587
5.00%, 06/30/29 (c) 600 623,933
5.00%, 12/31/29 (c) 500 519,902
5.00%, 12/31/43 (c) 17,675 17,844,954
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AG)
3.00%, 12/31/30 (c) 1,950 1,922,984
5.00%, 06/30/31 (c) 1,035 1,074,500
5.00%, 12/31/33 (c) 3,800 3,927,589
5.00%, 12/31/34 (c) 700 722,060
5.00%, 12/31/37 (c) 1,000 1,022,952
5.00%, 12/31/47 (c) 9,810 9,802,323
California Municipal Finance
Authority, Northbay
Healthcare Group, Series A
(RB)
5.25%, 11/01/47 (c) 230 226,592
California Municipal Finance
Authority, Palmdale
Aerospace Academy, Series
A (RB)
5.00%, 07/01/38 (c) 130 130,460
5.00%, 07/01/41 (c) 500 493,856
5.00%, 07/01/49 (c) 2,815 2,567,830

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, PRS-California
Obligated Group Projects,
Series A (RB)
5.00%, 11/15/44 (c) $ 1,000 $ 1,030,918
5.00%, 04/01/54 (c) 1,000 1,009,795
California Municipal Finance
Authority, Social Bonds -
Healthright 360, Series A (RB)
5.00%, 11/01/49 (c) 1,000 907,936
California Municipal Finance
Authority, St. Mary's School
Aliso Viejo, Series A (RB)
5.88%, 05/01/59 (c) 570 575,589
California Municipal Finance
Authority, UCR Dundee-
Glasgow Student Housing
Project (RB) (BAM)
4.00%, 05/15/48 (c) 250 231,674
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 19,000 19,170,597
California Pollution Control
Financing Authority, Poseidon
Resources LP Desalination
Project (RB) (ACA)
5.00%, 07/01/37 (c) 3,000 3,012,129
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 11,250
7.50%, 07/01/32 (c) (d) * 10,500 118,125
7.50%, 12/01/39 (c) (d) * 6,863 68
8.00%, 07/01/39 (c) (d) * 6,635 74,644
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,000 11,250
California Pollution Control
Financing Authority, Water
Furnishing, Poseidon
Resources LP Desalination
Project (RB)
5.00%, 07/01/38 (c) 1,500 1,625,298
California Public Finance
Authority, Charter School
Project, Series A (RB)
5.62%, 06/15/55 (c) 1,000 1,003,352
6.00%, 06/15/65 (c) 2,345 2,387,489
California Public Finance
Authority, Enso Village
Project, Series A (RB)
5.00%, 06/01/54 (c) 400 357,905
Par
(000’s) Value
California (continued)
California Public Finance
Authority, Series A (RB)
5.88%, 06/01/39 (c) $ 1,000 $ 1,023,688
6.50%, 06/01/54 (c) 2,000 1,959,965
6.62%, 03/01/65 (c) 1,000 1,014,959
California School Finance
Authority, Charter School
Facility, Grimmway School,
Series A (RB)
5.00%, 07/01/36 (c) 2,000 2,005,454
California School Finance
Authority, Charter School
Project (RB)
5.50%, 07/01/54 (c) 1,000 946,734
5.60%, 07/01/64 (c) 1,250 1,169,154
California School Finance
Authority, Charter School,
John Adams Academies,
Series A (RB)
5.00%, 07/01/52 (c) 1,000 921,903
California School Finance
Authority, NCCD-Santa Rosa
Properties LLC, Series A (RB)
4.00%, 11/01/51 (c) 1,000 804,395
California School Finance
Authority, New Designs
Chapter School Project,
Series A (RB)
5.00%, 06/01/64 (c) 1,000 922,739
California School Finance
Authority, River Springs
Charter School Project, Series
A (RB)
5.00%, 07/01/47 (c) 2,000 1,917,109
California School Finance
Authority, Rocketship
Education, Series A (RB)
5.25%, 06/01/52 (c) 250 233,872
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 640 636,942
5.00%, 11/01/41 (c) 1,000 1,003,322
California Statewide
Communities Development
Authority, College Housing
(RB)
5.25%, 07/01/49 (c) 250 249,572
California Statewide
Communities Development
Authority, Front Porch
Communities and Services,
Series A (RB)
3.00%, 04/01/51 (c) 2,000 1,431,229

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/30 (c) $ 385 $ 387,348
5.00%, 05/15/33 (c) 545 547,997
California Statewide
Communities Development
Authority, Lancer Educational
Student Housing Project,
Series A (RB)
5.00%, 06/01/39 (c) 435 441,965
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.00%, 12/01/41 (c) 17,050 17,100,294
5.25%, 12/01/44 (c) 6,340 6,347,679
5.25%, 12/01/48 (c) 4,000 4,028,866
5.25%, 12/01/56 (c) 13,900 13,906,362
5.50%, 12/01/54 (c) 11,705 11,720,053
5.50%, 12/01/58 (c) 3,500 3,536,700
California Statewide
Communities Development
Authority, Provident Group
Pomona Properties LLC,
Series A (RB)
5.00%, 12/01/46 (c) 4,730 4,732,177
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments (RB)
3.50%, 05/15/36 (c) 615 610,738
5.00%, 05/15/47 (c) 3,170 3,178,937
California Statewide Financing
Authority, Pooled Tobacco
Securitization Program,
Series C (RB)
6.00%, 05/01/43 (c) 900 920,289
City and County of San
Francisco, Airport
Commission, International
Airport, Series A (RB)
5.00%, 05/01/33 1,250 1,425,135
City and County of San
Francisco, Airport
Commission, International
Airport, Series C (RB)
5.00%, 05/01/32 3,000 3,383,239
City and County of San
Francisco, Mission Rock
Facilities and Services, Series
A (ST)
4.00%, 09/01/41 (c) 1,635 1,570,463
Par
(000’s) Value
California (continued)
City of Dublin, Community
Facilities District No. 2015-1
(ST)
5.00%, 09/01/37 (c) $ 1,150 $ 1,174,951
5.00%, 09/01/39 (c) 500 518,142
5.00%, 09/01/44 (c) 500 509,503
5.00%, 09/01/47 (c) 485 487,351
5.00%, 09/01/49 (c) 500 504,504
City of Fontana, Community
Facilities District No. 109,
Narra Hills (ST)
5.00%, 09/01/49 (c) 1,000 1,010,918
5.00%, 09/01/54 (c) 1,400 1,410,276
City of Fontana, Community
Facilities District No. 90 (ST)
4.00%, 09/01/51 (c) 500 441,545
City of Fremont, Community
Facilities District No. 1 (ST)
5.00%, 09/01/40 (c) 250 250,998
City of Irvine, Community
Facilities District No. 2013-3
(ST)
4.00%, 09/01/32 (c) 230 230,927
4.00%, 09/01/33 (c) 250 250,892
4.00%, 09/01/34 (c) 250 250,775
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/34 500 578,195
5.00%, 05/15/35 500 581,889
5.50%, 05/15/55 (c) 1,000 1,060,048
City of Los Angeles Department
of Airports, Series F (RB)
5.00%, 05/15/35 500 581,889
City of Los Angeles,
Department of Airports,
Series D (RB)
5.25%, 05/15/51 (c) 3,000 3,259,655
City of Los Angeles,
Department of Airports,
Series E (RB)
5.25%, 05/15/55 (c) 4,000 4,309,185
City of Rancho Cordova,
Sunridge Anatolia
Community Facilities District
No. 2003-1 (ST)
4.00%, 09/01/37 (c) 180 180,247
City of Roseville, Amoruso
Ranch Community Facilities
District No.1, Improvement
Area No.1 (ST)
5.00%, 09/01/49 (c) 1,000 1,005,336
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 1 (ST)
3.75%, 09/01/36 (c) 500 499,227
5.00%, 09/01/34 (c) 155 158,969

Par
(000’s) Value
California (continued)
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 5 (ST)
5.00%, 09/01/47 (c) $ 3,450 $ 3,463,600
CMFA Special Finance Agency
VII, Essential Housing, The
Breakwater Apartments,
Series A-1 (RB)
3.00%, 08/01/56 (c) 4,000 2,752,838
CMFA Special Finance Agency
VIII, Essential Housing, Series
A-1 (RB)
3.00%, 08/01/56 (c) 8,360 5,644,868
CMFA Special Finance Agency
XII, Essential Housing, Series
A-1 (RB)
3.25%, 02/01/57 (c) 5,500 3,934,331
CMFA Special Finance Agency
XII, Essential Housing, Series
A-2 (RB)
4.38%, 08/01/49 (c) 1,000 845,104
CMFA Special Finance Agency,
Essential Housing, Series A-1
(RB)
4.00%, 08/01/56 (c) 2,975 2,551,667
Compton Public Finance
Authority (RB)
4.00%, 09/01/27 (c) 400 400,101
4.50%, 09/01/32 (c) 1,585 1,585,699
Corona California, Community
Facilities District No. 2018-1
(ST)
5.00%, 09/01/54 (c) 500 502,278
County of Los Angeles,
Community Facilities District
No. 2019-1 of the Sulphur
Union School District, Series
A (ST)
5.00%, 09/01/54 (c) 1,000 1,004,557
County of Los Angeles,
Community Facilities District
No. 2021-01 (ST)
5.00%, 09/01/47 (c) 1,000 1,018,724
County of Sacramento Airport
System, Series A (RB)
5.00%, 07/01/37 (c) 500 566,745
CSCDA Community
Improvement Authority
Series A-2 (RB)
3.00%, 02/01/57 (c) 1,975 1,388,727
CSCDA Community
Improvement Authority,
Essential Housing, Series A
(RB)
3.00%, 09/01/56 (c) 2,060 1,404,653
5.00%, 07/01/51 (c) 1,500 1,417,760
Par
(000’s) Value
California (continued)
CSCDA Community
Improvement Authority,
Essential Housing, Series A
(RB) (NATL)
4.00%, 10/01/56 (c) $ 2,500 $ 2,050,992
CSCDA Community
Improvement Authority,
Essential Housing, Series A-1
(RB)
2.65%, 12/01/46 (c) 2,495 2,074,114
2.80%, 03/01/47 (c) 1,875 1,496,648
3.00%, 07/01/43 (c) 2,500 1,998,826
3.00%, 07/01/45 (c) 1,000 790,037
3.40%, 10/01/46 (c) 2,000 1,586,206
3.50%, 10/01/46 (c) 1,000 865,134
3.60%, 05/01/47 (c) 2,000 1,650,167
CSCDA Community
Improvement Authority,
Essential Housing, Series A-2
(RB)
3.00%, 12/01/56 (c) 5,000 3,451,657
3.00%, 03/01/57 (c) 9,000 6,117,243
3.12%, 07/01/56 (c) 2,500 1,626,547
3.12%, 08/01/56 (c) 4,205 3,146,344
3.25%, 04/01/57 (c) 3,000 2,166,157
4.00%, 07/01/56 (c) 5,350 4,084,412
4.00%, 10/01/56 (c) 7,750 6,440,939
CSCDA Community
Improvement Authority,
Essential Housing, Series B
(RB)
4.00%, 10/01/48 (c) 500 387,609
4.00%, 12/01/48 (c) 1,000 794,323
4.00%, 04/01/57 (c) 1,000 739,071
Folsom Ranch Financing
Authority (ST)
5.00%, 09/01/32 (c) 1,100 1,130,597
5.00%, 09/01/37 (c) 2,000 2,038,761
Folsom Ranch Financing
Authority, Folsom
Community Facilities District
No. 18 (ST)
5.00%, 09/01/49 (c) 1,000 1,013,722
Golden State Connect Authority
6.50%, 12/01/60 (c) 500 484,285
Golden State Tobacco
Securitization Corp.,
California Tobacco
Settlement, Series A-1 (RB)
5.00%, 06/01/51 (c) 3,900 3,835,294
Golden State Tobacco
Securitization Corp.,
California Tobacco
Settlement, Series B-2 (RB)
0.00%, 06/01/66 (c) ^ 111,000 11,686,635
Independent Cities Finance
Authority, Mobil Home Park,
Series A (RB)
3.75%, 10/15/46 (c) 250 211,317

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Irvine Unified School District,
Series B (ST)
5.00%, 09/01/51 (c) $ 1,075 $ 1,074,986
Lincoln Public Financing
Authority, Twelve Bridges,
Series B (SA)
6.00%, 09/02/27 (c) 6 6,016
Los Angeles County, California
Community Facilities District
No. 2021-01, Valencia-
Facilities Improvement Area
No. 2 (ST)
5.00%, 09/01/54 (c) 500 503,670
Los Angeles Department of
Water & Power (RB)
5.00%, 07/01/28 (c) 500 525,618
Mountain House Community
Facilities District, Special Tax
(ST)
5.00%, 09/01/55 (c) 1,240 1,233,546
MSR Energy Authority,
California Gas, Series A (RB)
6.12%, 11/01/29 335 355,797
7.00%, 11/01/34 2,000 2,459,474
MSR Energy Authority,
California Gas, Series B (RB)
6.50%, 11/01/39 1,000 1,242,648
7.00%, 11/01/34 11,000 13,527,104
MSR Energy Authority,
California Gas, Series C (RB)
7.00%, 11/01/34 1,470 1,807,713
Municipal Improvement
Corporation Of Los
Angeles Lease, Los Angeles
Convention Center, Series A
(RB)
5.00%, 05/01/45 (c) 750 807,111
Orange County Community
Facilities District No. 1, Series
A (ST)
4.25%, 08/15/38 (c) 975 976,476
5.25%, 08/15/45 (c) 455 455,578
Pajaro Valley Health Care
District, Counties of Santa
Cruz and Monterey,
California, Series A (GO)
5.00%, 09/01/54 (c) 500 475,650
Palm Desert California
Improvement, Section 29
Assessment District No. 2004-
02 (SA)
4.00%, 09/02/37 (c) 1,100 1,107,940
Palomar Health (RB)
5.00%, 11/01/31 (c) 250 250,145
Perris Union High School
District Financing Authority
(ST)
5.00%, 09/01/41 (c) 1,000 1,000,803
Par
(000’s) Value
California (continued)
River Islands Public Financing
Authority (ST)
4.75%, 09/01/45 (c) $ 250 $ 246,816
5.00%, 09/01/55 (c) 500 491,355
River Islands Public Financing
Authority, Community
Facilities District No. 2003-1
(ST)
4.50%, 09/01/44 (c) 1,700 1,643,965
5.00%, 09/01/54 (c) 1,000 984,462
River Islands Public Financing
Authority, Community
Facilities District No. 2003-1,
Series A-1 (ST)
5.00%, 09/01/38 (c) 500 517,328
Romoland School District No.
2004-1 (ST)
5.00%, 09/01/48 (c) 500 504,248
Sacramento County, California
Airport System, Series A (RB)
5.00%, 07/01/36 (c) 500 571,918
Sacramento County,
Community Facilities District
No. 2005-2 (ST)
5.00%, 09/01/40 (c) 345 347,047
5.00%, 09/01/45 (c) 495 496,128
San Francisco California City &
County, Airport Commission,
International Airport, Series
A (RB)
5.00%, 05/01/35 750 868,798
5.00%, 05/01/35 (c) 2,000 2,289,750
5.00%, 01/01/47 (c) 1,475 1,485,040
5.25%, 05/01/42 (c) 3,190 3,507,799
5.50%, 05/01/55 (c) 10,755 11,406,912
San Jacinto Unified School
District Financing Authority
(ST)
5.00%, 09/01/49 (c) 300 301,525
San Joaquin Hills
Transportation Corridor
Agency, Junior Lien Toll Road,
Series B (RB)
5.25%, 01/15/49 (c) 100 100,033
San Joaquin Hills
Transportation Corridor
Agency, Toll Road, Series A
(RB) (NATL)
0.00%, 01/15/32 ^ 145 120,221
0.00%, 01/15/36 ^ 105 73,915
San Joaquin Valley Clean
Energy Authority, Series A
(RB)
5.50%, 01/01/56 (c) (p) 2,000 2,249,951
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34 (c) 3,130 3,294,803

Par
(000’s) Value
California (continued)
Saugus Hart School Facilities
Financing Authority,
Community Facilities District
No. 2006-1 (ST)
5.00%, 09/01/41 (c) $ 500 $ 502,164
Southern California
Public Power Authority,
Transmission System
Renewal Project (RB)
5.00%, 07/01/53 (c) (p) 1,000 1,062,196
Successor Agency of Pittsburg,
Los Medanos Community
Development Project, Series
A (TA) (AG)
5.00%, 09/01/29 (c) 1,020 1,035,998
Tejon Ranch Public Facilities
Finance Authority, Series A
(ST)
5.00%, 09/01/54 (c) 1,000 999,405
Tobacco Securitization
Authority of Southern
California, Series B (RB)
0.00%, 06/01/46 (c) ^ 5,000 1,236,892
William S. Hart Union High
School District No. 2015-1
(ST)
5.00%, 09/01/42 (c) 445 446,298
536,398,640
Colorado : 2.2%
Adams & Arapahoe Counties
Joint School District 28J
Aurora (GO) (SAW)
5.50%, 12/01/33 1,500 1,826,788
5.50%, 12/01/34 1,000 1,235,076
Aerotropolis Colorado Regional
Transportation Authority (RB)
4.38%, 12/01/52 (c) 3,000 2,502,899
Arkansas River Power
Authority, Power Supply
System, Series A (RB)
5.00%, 10/01/43 (c) 2,010 2,034,976
Base Village Metropolitan
District No. 2, Series A (GO)
5.75%, 12/01/46 (c) 1,000 1,000,308
Board of Governors of
Colorado State University
System, Series C (RB)
5.00%, 03/01/36 (c) 1,200 1,408,820
Brighton Crossing Metropolitan
District No. 6, Series A (GO)
5.00%, 12/01/35 (c) 500 510,139
5.00%, 12/01/40 (c) 500 505,493
Centerra Metropolitan District
No. 1, Larimer County (GO)
5.00%, 12/01/51 (c) 1,000 971,785
Centerra Metropolitan District
No. 1, Larimer County (TA)
5.00%, 12/01/29 (c) 500 500,747
5.00%, 12/01/37 (c) 500 500,241
Par
(000’s) Value
Colorado (continued)
5.00%, 12/01/47 (c) $ 500 $ 492,967
City & County of Denver CO
Airport System Revenue (RB)
5.00%, 12/01/36 705 812,739
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32 (c) 13,695 13,712,830
City of Fruita, Colorado
Healthcare Canyons Hospital
and Medical Center, Series
B (RB)
5.50%, 01/01/48 (c) 2,250 2,146,574
City of Louisville, Redtail Ridge
Metropolitan District, Capital
Appreciation Turbo (GO)
0.00%, 12/01/32 (c) ^ 1,500 956,084
Colorado Educational and
Cultural Facilities Authority,
Rocky Mountain Classical
Academy Project (RB)
5.00%, 10/01/49 (c) 500 460,371
Colorado Health Facilities
Authority (RB)
5.00%, 09/01/35 1,000 1,157,498
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A (RB)
3.25%, 08/01/49 (c) 5 3,868
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
5.00%, 08/01/44 (c) 7,000 7,187,111
Colorado Health Facilities
Authority, Covenant Living
Communities and Services,
Series A (RB)
5.12%, 12/01/55 (c) 1,000 982,116
Colorado Health Facilities
Authority, Senior Living
Second Tier, American Eagle
Portfolio Project Series B-1
(RB)
2.00%, 07/01/57 (c) 536 26,808
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 350 344,582
Crowfoot Valley Ranch
Metropolitan District No. 2,
Series B (GO)
6.12%, 12/15/54 (c) 750 726,563
Csu Strata Student Housing,
The Prospect Project, Series
A (RB)
5.00%, 03/01/40 (c) 1,250 1,298,167
5.25%, 03/01/45 (c) 1,000 1,009,931
5.38%, 03/01/55 (c) 2,000 1,965,356
5.50%, 03/01/65 (c) 7,180 7,072,772

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Denver, Colorado City and
County Airport System, Series
A (RB)
5.00%, 11/15/34 (c) $ 1,695 $ 1,891,682
Denver, Colorado City and
County Airport System, Series
A (RB) (AG)
5.00%, 12/01/48 (c) 5,000 5,019,907
Fountain Urban Renewal
Authority, South Academy
Highlands Project, Series A
(TA)
4.50%, 11/01/29 (c) 605 604,499
Green Valley Ranch East
Metropolitan District No. 6,
Series A (GO)
5.88%, 12/01/50 (c) 1,000 1,012,137
Jefferson Center Metropolitan
District No. 1, Series A-2 (RB)
4.38%, 12/01/47 (c) 1,500 1,369,301
Kinston Metropolitan District
No. 5, Series A (GO)
5.50%, 12/01/45 (c) 500 506,397
Painted Prairie Public
Improvement Authority (RB)
5.00%, 12/01/39 (c) 1,000 887,000
Palisade Metropolitan District
No. 2, Series B (RB)
5.88%, 12/15/54 (c) 1,000 956,960
Park Creek Metropolitan
District (RB) (AG)
5.00%, 12/01/43 (c) 1,000 1,059,501
5.00%, 12/01/44 (c) 1,000 1,050,377
Peak Metropolitan District No.
1, El Paco County, Series A
(GO)
4.00%, 12/01/35 (c) 540 495,274
Prairie Center Metropolitan
District No. 3, Adams County,
Series A (RB)
5.00%, 12/15/41 (c) 4,000 4,006,606
Public Authority for Colorado
Energy Natural Gas (RB)
6.50%, 11/15/38 2,000 2,440,213
Rampart Range Metropolitan
District No. 5, Colorado
Limited Tax Supported and
Special Bonds (RB)
4.00%, 12/01/51 (c) 3,000 2,400,940
Reunion Metropolitan District,
Colorado, Series A (RB)
3.62%, 12/01/44 (c) 912 679,317
Southern Ute Indian Tribe of
the Southern Ute Reservation
of Colorado (GO)
5.00%, 04/01/35 3,000 3,321,874
Southglenn Metropolitan
District (GO)
5.00%, 12/01/46 (c) 838 795,035
Par
(000’s) Value
Colorado (continued)
Southlands Metropolitan
District No. 1, Series A-1 (GO)
5.00%, 12/01/47 (c) $ 1,200 $ 1,166,203
St. Vrain Lakes Metropolitan
District No. 4, Colorado,
Series A (GO)
6.75%, 09/20/54 (c) 1,000 729,065
STC Metropolitan District No. 2,
Series A-1 (GO) (AG)
5.25%, 12/01/45 (c) 500 521,356
Sterling Ranch Community
Authority Board, Colorado
Limited Tax, Series A (RB)
6.50%, 12/01/54 (c) 1,000 1,034,298
Sterling Ranch Community
Authority Board, Douglas
County (SA)
5.62%, 12/01/43 (c) 700 719,865
Sterling Ranch Community
Authority Board, Douglas
County, Series A (RB)
5.75%, 12/01/54 (c) 1,000 1,003,711
Verve Metropolitan District No.
1 (GO)
5.00%, 12/01/36 (c) 1,025 1,010,830
5.75%, 12/01/33 (c) 1,000 1,021,520
Village Metropolitan District
(GO)
5.00%, 12/01/49 (c) 1,750 1,665,111
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/36 (c) 1,000 906,361
4.00%, 12/01/41 (c) 1,000 844,642
92,473,591
Connecticut : 1.1%
City of Hartford, Connecticut,
State Contract Assistance (RB)
5.00%, 07/15/32 2,250 2,587,858
5.00%, 07/15/33 2,175 2,532,830
Connecticut State Health
& Educational Facilities
Authority (RB)
5.00%, 07/01/64 (p) 2,500 2,859,528
Connecticut State Health
and Educational Facilities
Authority, Church Home of
Harford, Series A (RB)
5.00%, 09/01/46 (c) 3,500 3,380,569
5.00%, 09/01/53 (c) 1,200 1,120,205
Connecticut State Health
and Educational Facilities
Authority, Griffin Hospital,
Series G (RB)
5.00%, 07/01/44 (c) 1,100 1,071,648
5.00%, 07/01/50 (c) 2,630 2,438,938

Par
(000’s) Value
Connecticut (continued)
Connecticut State Health
and Educational Facilities
Authority, Mary Wade Home
Issue, Series A-1 (RB)
5.00%, 10/01/54 (c) $ 2,000 $ 1,579,584
Connecticut State Health
and Educational Facilities
Authority, McLean Issue,
Series A (RB)
5.00%, 01/01/55 (c) 2,000 1,669,023
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
5.00%, 07/01/33 (c) 1,000 1,047,580
Connecticut State Health
and Educational Facilities
Authority, Series O (RB)
5.00%, 07/01/32 500 570,318
Connecticut State Health
and Educational Facilities
Authority, Stamford Hospital,
Series L-1 (RB)
4.00%, 07/01/30 1,000 1,039,076
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
4.00%, 07/01/44 (c) 250 202,234
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB) (SD
CRED PROG)
4.00%, 07/01/49 (c) 250 188,240
Connecticut State Health
and Educational Facilities
Authority, Yale University,
Series B-1 (RB)
5.00%, 07/01/64 (p) 3,500 3,882,518
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series A (RB)
5.50%, 10/01/35 (c) 800 849,983
6.25%, 10/01/60 (c) 1,600 1,603,629
6.50%, 10/01/55 (c) 2,200 2,247,818
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series B (RB)
5.38%, 10/01/33 1,500 1,530,092
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series C (RB)
4.75%, 10/01/32 4,500 4,707,744
Stamford Housing Authority,
Mozaic Concierge Living
Project, Series D (RB)
4.25%, 10/01/30 3,000 3,043,127
Par
(000’s) Value
Connecticut (continued)
State of Connecticut, Series B
(GO)
5.00%, 12/01/34 $ 2,250 $ 2,674,647
Steel Point Infrastructure
Improvement District (TA)
4.00%, 04/01/41 (c) 1,125 1,085,036
4.00%, 04/01/51 (c) 1,000 854,806
6.00%, 04/01/52 (c) 1,000 1,063,173
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/50 (c) 3,000 2,672,175
48,502,379
Delaware : 0.1%
County of Kent, Delaware
Student Housing and Dinning
Facility, State University
Project, Series A (RB)
5.00%, 07/01/48 (c) 1,450 1,363,112
Delaware Economic
Development Authority,
Aspira Chapter School, Series
A (RB)
4.00%, 06/01/52 (c) 915 690,301
5.00%, 06/01/36 (c) 250 250,352
5.00%, 06/01/46 (c) 1,000 921,496
Delaware State Economic
Development Authority (RB)
4.00%, 10/01/45 (p) 500 509,658
Delaware State Economic,
Development Authority
Chapter School, Series A (RB)
5.00%, 06/01/51 (c) 1,100 977,630
4,712,549
District of Columbia : 0.9%
District of Columbia Income
Tax Revenue (RB)
5.00%, 06/01/32 2,000 2,302,791
5.00%, 06/01/33 1,000 1,167,048
5.00%, 06/01/34 1,000 1,181,192
District of Columbia, Ingleside
at Rock Creek Project, Series
A (RB)
5.00%, 07/01/32 (c) 250 254,157
5.00%, 07/01/42 (c) 1,180 1,182,725
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School Issue (RB)
5.00%, 06/01/40 (c) 500 501,457
5.00%, 06/01/50 (c) 1,500 1,372,355
District of Columbia, Series A
(RB)
5.00%, 07/01/48 (c) 2,260 2,231,338
District of Columbia, Tobacco
Settlement Financing Corp.,
Series A (RB)
0.00%, 06/15/46 (c) ^ 27,500 6,446,506

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
District of Columbia (continued)
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series B (RB)
4.00%, 10/01/49 (c) $ 7,000 $ 6,138,514
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series A (RB)
0.00%, 10/01/37 ^ 9,325 5,539,666
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series B (RB)
0.00%, 10/01/37 ^ 1,020 649,076
4.00%, 10/01/36 (c) 250 253,926
4.00%, 10/01/44 (c) 7,315 6,821,741
6.50%, 10/01/44 (c) 245 260,767
36,303,259
Florida : 6.0%
Alachua County Health
Facilities Authority (RB)
4.00%, 10/01/30 (c) 735 737,425
Braddock Lakes Community
Development District (SA)
5.75%, 05/01/55 (c) 250 246,962
Broward County Florida Port
Facilities, Series B (RB)
4.00%, 09/01/38 (c) 1,000 1,003,179
Broward County, Florida Port
Facilities, Series B (RB)
4.00%, 09/01/49 (c) 1,050 892,488
Cape Coral Health Facilities
Authority, Gulf Care, Inc.
Project (RB)
6.00%, 07/01/50 (c) 295 185,479
Capital Projects Finance
Authority, Imagine School at
North Port Project, Series A
(RB)
5.00%, 06/15/35 (c) 850 862,477
6.25%, 06/15/45 (c) 1,000 1,012,494
6.50%, 06/15/55 (c) 1,000 1,007,528
Capital Projects Finance
Authority, Series A-1 (RB)
5.00%, 06/01/58 (c) 500 444,898
5.25%, 06/01/44 (c) 400 393,334
Capital Trust Agency, Education
Growth Fund, Series A-1 (RB)
5.00%, 07/01/56 (c) 8,200 7,014,569
Capital Trust Agency,
Educational Facilities, Franklin
Academy Projects (RB)
5.00%, 12/15/35 (c) 1,335 1,337,388
Capital Trust Agency,
Educational Facilities,
Franklin Academy Projects
(RB) (SD CRED PROG)
5.00%, 12/15/40 (c) 500 498,166
Par
(000’s) Value
Florida (continued)
Capital Trust Agency,
Educational Facilities,
Pineapple Cove Classical
Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c) $ 230 $ 230,513
5.12%, 07/01/39 (c) 500 497,614
5.25%, 07/01/49 (c) 500 452,407
5.38%, 07/01/54 (c) 500 448,364
Capital Trust Agency,
Educational Facilities,
Renaissance Charter School,
Inc., Series A (RB)
5.25%, 06/15/47 (c) 500 468,596
Capital Trust Agency,
Educational Facilities,
Renaissance Charter School,
Inc., Series A (RB) (SBG)
5.00%, 06/15/39 (c) 1,000 989,405
Capital Trust Agency, University
Bridge, LLC Student Housing
Project, Series A (RB)
4.00%, 12/01/28 1,700 1,705,505
5.25%, 12/01/43 (c) 2,000 2,004,876
5.25%, 12/01/58 (c) 2,200 2,086,596
Capital Trust Agency,
Wonderful Foundations
Charter Schools Portfolio
Projects, Series A (RB)
5.00%, 01/01/55 (c) 2,250 1,922,853
Capital Trust Authority Charter
School, Mason Classical
Academy Project, Series A
(RB)
5.00%, 06/01/44 (c) 750 726,877
5.00%, 06/01/54 (c) 1,060 986,135
Capital Trust Authority
Educational Facilities, Florida
Institute of Technology
Project, Series A (RB)
5.25%, 07/01/55 (c) 1,200 1,151,709
5.38%, 07/01/65 (c) 2,500 2,397,744
Capital Trust Authority
Educational Facilities,
The Classical Academy Of
Sarasota Project (RB)
6.12%, 07/01/55 (c) 500 499,756
Capital Trust Authority,
Academic Chapter Schools,
Inc. Project, Series A (RB)
5.25%, 06/01/64 (c) 1,000 873,944
Capital Trust Authority,
Educational Facilities, St.
Johns Classical Academy, Inc.
Project, Series A (RB)
5.25%, 06/15/59 (c) 1,000 911,773

Par
(000’s) Value
Florida (continued)
Charlotte County Industrial
Development Authority Utility
System, Town & Country
Utilities Project,Series A (RB)
4.00%, 10/01/51 (c) $ 1,000 $ 814,496
Charlotte County Industrial
Development Authority,
Utilities Project (RB)
5.00%, 10/01/49 (c) 1,000 975,750
Charlotte County, Florida
Industrial Development
Authority (RB)
5.12%, 10/01/35 (c) 300 312,217
5.88%, 10/01/45 (c) 500 519,919
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
5.00%, 11/01/50 (c) 2,080 2,079,768
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AG)
5.00%, 11/01/27 1,100 1,146,588
5.00%, 11/01/31 (c) 3,000 3,119,092
5.00%, 11/01/38 (c) 500 513,723
City of South Miami Health
Facilities Authority, Series B
(RB)
5.00%, 08/15/65 (c) (p) 1,000 1,077,156
City of Tallahassee, Health
Facilities Authority, Memorial
Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c) 230 228,849
5.00%, 12/01/40 (c) 1,210 1,210,612
5.00%, 12/01/44 (c) 1,305 1,305,032
City of Venice, Florida
Retirement Community,
Village on the Isle Project,
Series A (RB)
5.50%, 01/01/55 (c) 580 570,654
5.62%, 01/01/60 (c) 1,000 994,071
City of Venice, Florida
Retirement Community,
Village on the Isle Project,
Series B-3 (RB)
4.25%, 01/01/30 (c) 500 501,394
Collier County Industrial
Development Authority, NCH
Healthcare System Projects,
Series A (RB) (AG)
5.00%, 10/01/54 (c) 2,000 2,027,921
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49 (c) 1,645 1,670,423
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
4.00%, 08/15/45 (c) 2,000 1,754,398
5.00%, 08/15/31 (c) 2,000 2,139,486
Par
(000’s) Value
Florida (continued)
County of Miami-Dade, Florida
Aviation, Series A (RB)
5.50%, 10/01/55 (c) $ 1,000 $ 1,046,636
County of Miami-Dade, Florida
Professional Sports Franchise
Facilities, Series A (RB) (AG)
0.00%, 10/01/45 ^ 3,000 1,185,698
County of Palm Beach, Series
A (RB)
5.50%, 10/01/45 (c) 1,000 1,022,798
5.75%, 10/01/55 (c) 1,000 1,029,741
5.75%, 10/01/65 (c) 2,000 2,054,403
Florida Development Finance
Corp. (RB)
5.00%, 07/01/38 (c) 1,100 825,000
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
5.00%, 07/01/34 (c) 1,010 757,500
5.00%, 07/01/37 (c) 870 652,500
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
(AG)
5.00%, 07/01/44 (c) 23,235 23,015,689
5.25%, 07/01/47 (c) 12,520 12,352,153
5.25%, 07/01/53 (c) 19,725 19,432,358
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project, Series
A (RB)
10.00%, 07/15/59 (c) (p) 2,000 720,000
Florida Development Finance
Corp., Central Charter School
Project (RB)
5.88%, 08/15/52 (c) 1,000 926,304
Florida Development Finance
Corp., Educational Facilities,
Mater Academy Project,
Series A (RB)
5.00%, 06/15/47 (c) 2,600 2,508,657
Florida Development Finance
Corp., Glenridge on Palmer
Ranch Project (RB)
5.00%, 06/01/35 (c) 425 444,415
Florida Development Finance
Corp., Mayflower Retirement
Community Project, Series
A (RB)
4.00%, 06/01/55 (c) 2,000 1,449,357
5.25%, 06/01/50 (c) 1,000 952,828
Florida Development Finance
Corp., Renaissance Charter
School, Inc. Project, Series A
(RB)
5.75%, 06/15/29 (c) 700 700,802
6.62%, 06/15/43 (c) 1,000 1,069,924
6.75%, 06/15/53 (c) 1,000 1,050,280

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp., Renaissance Charter
School, Inc. Project, Series B
(RB)
5.25%, 06/15/41 (c) $ 1,000 $ 992,815
Florida Development Finance
Corp., Series A (RB)
6.00%, 06/15/45 (c) 1,000 1,039,938
6.00%, 06/15/55 (c) 1,500 1,522,663
Florida Development Finance
Corp., UF Health Jacksonville
Project, Series A (RB)
5.00%, 02/01/52 (c) 2,000 1,904,100
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
6.12%, 07/01/32 (c) (p) 3,000 3,009,444
Florida Development Finance
Corporation Healthcare
Facilities, Series B (RB)
5.00%, 08/01/56 (c) (p) 1,000 1,106,962
Florida Higher Educational
Facilities Financing Authority
(RB)
5.00%, 07/01/35 (c) 2,750 2,784,442
6.00%, 07/01/45 (c) 3,000 3,020,436
6.25%, 07/01/55 (c) 3,000 3,014,241
Florida Local Government
Finance Commission (RB)
6.00%, 07/01/55 (c) 500 507,577
6.00%, 07/01/60 (c) 500 505,550
Florida Local Government
Finance Commission, Series
A (RB)
5.50%, 11/15/35 (c) 260 277,432
6.62%, 11/15/45 (c) 1,000 1,060,705
6.75%, 11/15/55 (c) 2,000 2,091,197
Florida Local Government
Finance Commission, Series
B-3 (RB)
4.20%, 11/15/30 (c) 4,000 4,041,933
Greater Orlando Aviation
Authority Special Purpose
Airport Facilities (RB)
5.50%, 11/01/37 (c) 10,500 11,357,929
Greater Orlando Aviation
Authority Special Purpose
Airport Facilities, United
Airlines, Inc. Project (RB)
5.50%, 11/01/36 (c) 5,000 5,429,605
Hillsborough County, Industrial
Development Authority,
Tampa General Hospital
Project, Series A (RB)
4.00%, 08/01/45 (c) 6,500 5,891,411
Kingston One Community
Development District (SA)
5.75%, 05/01/45 (c) 500 515,636
Par
(000’s) Value
Florida (continued)
Lake County, Florida
Retirement Facility, Lakeside
at Waterman Village Project,
Series A (RB)
5.75%, 08/15/50 (c) $ 2,000 $ 1,955,328
Lee County Industrial
Development Authority,
Community Charter Schools,
LLC Projects, Series A (RB)
5.75%, 06/15/42 (c) 500 500,058
Lee County Industrial
Development Authority,
Cypress Cove at HealthPark
Florida, Inc. Project, Series
A (RB)
5.25%, 10/01/57 (c) 1,000 929,580
Lee County Industrial
Development Authority,
Healthcare Facilities, Series
C (RB)
5.00%, 11/15/44 (c) 500 507,499
Lee County Industrial
Development Authority,
Healthcare Facilities, Shell
Poin Project. Series C (RB)
5.00%, 11/15/54 (c) 3,000 2,936,281
Lee County Industrial
Development Authority,
Healthcare Facilities, Shell
Point (RB)
5.00%, 11/15/49 (c) 1,630 1,620,582
Lee County Industrial
Development Authority,
Healthcare Facilities, Shell
Point, Series A (RB)
5.25%, 11/15/54 (c) 1,500 1,515,773
Miami Beach Health Facilities
Authority, Mount Sinai
Medical Center (RB)
5.00%, 11/15/39 (c) 1,880 1,881,726
5.00%, 11/15/44 (c) 2,000 2,000,793
Miami Beach Health Facilities
Authority, Mount Sinai
Medical Center, Series B (RB)
(AG)
4.00%, 11/15/46 (c) 1,500 1,329,475
Miami World Center
Community Development
District (SA)
5.12%, 11/01/39 (c) 750 763,918
5.25%, 11/01/49 (c) 250 251,261
Miami-Dade County Industrial
Development Authority,
Series A (RB)
5.50%, 07/01/61 (c) 1,000 912,736
Miami-Dade County, Florida
Aviation, Series A (RB)
5.00%, 10/01/34 8,000 9,186,518

Par
(000’s) Value
Florida (continued)
Miami-Dade County, Florida
Industrial Development
Authority (RB)
6.25%, 06/01/55 (c) $ 500 $ 507,159
Miami-Dade County, Florida
Seaport, Series A (RB)
5.00%, 10/01/47 (c) 3,000 3,022,532
Miami-Date County, Florida
Subordinate Special (RB)
5.00%, 10/01/28 (c) 1,360 1,382,026
Midtown Miami Community
Development District, Parking
Garage Project, Series A (SA)
5.00%, 05/01/37 (c) 85 85,051
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/32 (c) 155 161,518
5.00%, 01/01/48 (c) 2,000 2,007,495
Northern Palm Beach County
Improvement District, Unit of
Development No. 2C (RB)
5.00%, 08/01/37 (c) 200 202,850
5.00%, 08/01/46 (c) 200 200,437
Okaloosa County, Florida
Industrial Development (RB)
4.38%, 05/15/35 (c) 1,140 1,162,364
5.50%, 05/15/45 (c) 1,000 1,023,397
5.75%, 05/15/55 (c) 1,000 1,017,401
Orange County Health Facilities
Authority, Orlando Health
(RB)
4.00%, 10/01/52 (c) 2,000 1,727,323
Orange County Health Facilities
Authority, Orlando Health,
Series A (RB)
4.50%, 10/01/56 (c) 3,000 2,882,094
5.25%, 10/01/56 (c) 1,000 1,036,421
Palm Beach County Health
Facilities Authority (RB)
4.00%, 06/01/41 (c) 1,300 1,190,494
Palm Beach County Health
Facilities Authority, Toby
& Leon Cooperman Sinai
Residences of Boca Raton
Expansion (RB)
4.25%, 06/01/56 (c) 400 325,886
Palm Beach County Health
Facilities Authority, Toby
& Leon Cooperman Sinai
Residences of Boca Raton
Expansion, Series A (RB)
5.00%, 06/01/55 (c) 3,730 3,455,983
Palm Beach County, Palm
Beach Atlantic University
Housing Project, Series A (RB)
5.00%, 04/01/39 (c) 1,000 1,010,802
Par
(000’s) Value
Florida (continued)
Palm Cost Park Community
Development District (SA)
5.70%, 05/01/37 (c) $ 120 $ 121,688
Pinellas County Industrial
Development Authority,
Drs. Kiran & Pallavi Patel
2017 Foundation For Global
Understanding Inc. Project
(RB)
5.00%, 07/01/39 (c) 1,900 1,922,828
Pinery Community
Development District,
Hernando County, Florida,
Capital Improvement,
Assessment Area One (SA)
4.50%, 05/01/36 250 250,536
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 (d) * 4,820 964,000
Polk County Industrial
Development Authority
Charter School, Victory Ridge
Academy Project (RB)
4.83%, 06/15/35 (c) 1,105 1,120,999
5.33%, 06/15/40 (c) 1,640 1,664,972
5.83%, 06/15/45 (c) 2,145 2,162,626
6.00%, 06/15/55 (c) 7,000 6,934,812
Tallahassee Florida Health
Facilities, Tallahassee
Memorial Healthcare, Inc.
Project, Series A (RB)
5.00%, 12/01/55 (c) 1,100 1,064,538
Village Community
Development District No 16
(SA)
4.50%, 05/01/40 (c) 500 511,406
4.88%, 05/01/45 (c) 500 501,837
Village Community
Development District No. 12
(SA)
3.25%, 05/01/26 50 50,015
3.62%, 05/01/31 (c) 975 975,458
4.25%, 05/01/43 (c) 880 857,663
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 565 563,443
3.50%, 05/01/51 (c) 1,480 1,153,828
3.55%, 05/01/39 (c) 2,710 2,578,432
Village Community
Development District No. 15
(SA)
4.55%, 05/01/44 (c) 500 486,063
4.80%, 05/01/55 (c) 2,740 2,621,030
5.25%, 05/01/54 (c) 975 978,633
256,401,230

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia : 1.3%
Atlanta Development Authority,
Gulch Enterprise Zone Project
(RB)
6.50%, 12/15/48 (c) $ 2,000 $ 1,802,290
Atlanta Development Authority,
Westside Gulch Area Project,
Series A-1 (TA)
5.50%, 04/01/39 (c) 1,000 1,037,125
Atlanta, Georgia Airport, Series
B-1 (RB)
5.00%, 07/01/30 1,500 1,643,491
5.25%, 07/01/45 (c) 1,000 1,062,001
5.25%, 07/01/50 (c) 1,000 1,038,075
Burke County Development
Authority, Series C (RB) (SAW)
4.12%, 11/01/45 (c) 8,525 8,038,268
Fayette County Development
Authority, Soccer Federation,
Inc. Project (RB)
5.25%, 10/01/54 (c) 1,000 1,025,562
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28 (c) 790 791,465
Fulton County Residential
Care Facilities for the Elderly
Authority, Canterbury Court
Project, Series A (RB)
4.00%, 04/01/41 (c) 2,500 2,352,700
Fulton County Residential
Care Facilities for the Elderly
Authority, Canterbury Court
Project, Series A (RB) (SD
CRED PROG)
5.00%, 04/01/47 (c) 7,040 6,812,723
Gainesville and Hall County
Development Authority,
Educational Facilities,
Riverside Military Academy,
Inc. Project (RB) (BAM)
5.00%, 03/01/37 (c) (d) * 700 315,000
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System, Inc.
Project, Series A (RB)
5.00%, 02/15/45 (c) 3,575 3,596,172
George L Smith II World
Congress Center Authority,
Series A (RB)
4.00%, 01/01/54 (c) 1,750 1,482,808
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 416 428,371
Par
(000’s) Value
Georgia (continued)
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/47 (c) $ 2,680 $ 2,619,388
Macon-Bibb County Urban
Development Authority,
Academy for Classical
Education, Inc., Series A (RB)
5.75%, 06/15/37 (c) 250 253,842
Main Street Energy, Inc. Energy
Project, Series D (RB)
5.00%, 12/01/33 (c) 2,500 2,700,008
Main Street Natural Gas, Inc.,
Series E (RB)
5.00%, 05/01/55 (c) (p) 3,835 4,132,853
Marietta Development
Authority, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/37 (c) 2,000 1,970,228
5.00%, 11/01/47 (c) 1,000 885,640
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
and 4, Series A (RB)
5.00%, 07/01/60 (c) 375 370,480
Rockdale County Development
Authority, Pratt Paper LLC
Project (RB)
4.00%, 01/01/38 (c) 1,000 999,973
Savannah-Georgia Convention
Center Authority, Series A
(RB)
5.12%, 06/01/50 (c) 1,000 988,685
5.25%, 06/01/40 (c) 750 813,080
5.25%, 06/01/61 (c) 1,000 988,170
Savannah-Georgia Convention
Center Authority, Series B
(RB)
6.00%, 06/01/50 (c) 2,000 1,977,856
6.25%, 06/01/61 (c) 1,500 1,498,955
Savannah-Georgia Convention
Center Authority, Series C
(RB) (AG)
5.00%, 06/01/58 (c) 1,000 1,023,589
5.50%, 06/01/50 (c) 500 533,519
Senoia Development Authority,
Chapter School, Series A (RB)
6.50%, 07/01/54 (c) 500 436,391
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.12%, 10/01/39 (c) 500 441,977
5.25%, 10/01/49 (c) 500 388,128
54,448,813
Guam : 0.4%
Guam Government (GO)
5.00%, 11/15/31 (c) 830 879,984

Par
(000’s) Value
Guam (continued)
Guam Government, Business
Privilege Tax, Series D (RB)
4.00%, 11/15/39 (c) $ 600 $ 593,365
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 500 509,551
4.00%, 01/01/42 (c) 4,000 3,905,598
Guam Government,
Department of Education,
John F. Kennedy High School
Refunding and Energy
Efficiency Project, Series A
(CP)
4.25%, 02/01/30 500 506,433
5.00%, 02/01/40 (c) 500 507,805
Guam Government, Series A
(RB)
5.00%, 12/01/34 (c) 2,290 2,316,026
5.00%, 12/01/46 (c) 3,120 3,141,182
Guam Power Authority, Series
A (RB)
5.00%, 10/01/40 (c) 500 507,403
Territory of Guam (RB)
5.00%, 01/01/32 1,000 1,106,447
5.00%, 01/01/33 1,000 1,116,694
5.00%, 01/01/34 1,000 1,126,158
16,216,646
Idaho : 0.1%
Idaho Falls Auditorium District,
Annual Appropriation
Certificates of Participation
(CP)
5.25%, 05/15/51 (c) 2,000 1,904,324
Idaho Health Facilities
Authority, Madison Memorial
Hospital Project (RB)
3.50%, 09/01/33 (c) 450 416,429
5.00%, 09/01/37 (c) 1,135 1,137,245
Idaho Health Facilities
Authority, Series A (RB)
5.25%, 03/01/50 (c) 1,000 1,050,802
5.25%, 03/01/53 (c) 1,000 1,032,443
Idaho Health Facilities
Authority, Terraces of Boise,
Series A (RB)
3.80%, 10/01/31 (c) 100 99,454
5,640,697
Illinois : 10.0%
Chicago Board of Education
Dedicated Capital
Improvement Tax (RB)
5.00%, 04/01/46 (c) 1,000 983,600
5.75%, 04/01/48 (c) 5,000 5,256,930
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 1,000 1,035,565
5.00%, 12/01/30 (c) 1,265 1,291,022
5.00%, 12/01/30 (c) 1,195 1,227,618
5.00%, 12/01/32 (c) 5,575 5,750,294
Par
(000’s) Value
Illinois (continued)
5.00%, 12/01/33 (c) $ 250 $ 253,232
5.00%, 12/01/33 (c) 5,100 5,243,611
5.00%, 12/01/34 (c) 395 404,624
5.00%, 12/01/35 (c) 2,400 2,445,164
5.00%, 12/01/36 (c) 6,990 7,083,029
5.00%, 12/01/37 (c) 3,610 3,640,607
5.00%, 12/01/39 (c) 6,000 6,002,150
5.00%, 12/01/40 (c) 6,350 6,349,728
5.00%, 12/01/42 (c) 28,755 28,455,108
5.00%, 12/01/47 (c) 7,000 6,585,655
5.25%, 12/01/35 (c) 3,000 3,154,992
5.88%, 12/01/47 (c) 2,600 2,663,275
Chicago Board of Education,
Series A (GO) (AG)
5.00%, 12/01/33 (c) 1,250 1,300,474
5.00%, 12/01/34 (c) 1,250 1,298,193
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/26 175 177,711
5.50%, 12/01/31 1,285 1,402,066
Chicago Board of Education,
Series A (GO) (NATL)
0.00%, 12/01/27 ^ 760 714,583
0.00%, 12/01/28 ^ 390 354,169
0.00%, 12/01/30 ^ 55 46,350
5.50%, 12/01/26 125 126,516
Chicago Board of Education,
Series B (GO)
4.00%, 12/01/40 (c) 5,000 4,634,324
5.00%, 12/01/27 1,500 1,528,362
5.00%, 12/01/31 (c) 1,600 1,656,633
5.00%, 12/01/33 (c) 200 203,428
5.00%, 12/01/33 (c) 1,105 1,105,011
5.00%, 12/01/34 (c) 1,680 1,679,951
6.00%, 12/01/41 (c) 2,000 2,153,701
6.00%, 12/01/42 (c) 3,250 3,465,290
6.00%, 12/01/43 (c) 3,500 3,706,599
6.00%, 12/01/44 (c) 3,300 3,468,585
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/27 2,000 2,037,816
5.00%, 12/01/30 (c) 1,000 1,013,560
5.00%, 12/01/34 (c) 8,805 8,866,721
5.25%, 12/01/35 (c) 1,195 1,195,028
5.25%, 12/01/39 (c) 23,980 23,722,947
5.50%, 12/01/45 (c) 3,000 3,016,270
Chicago Board of Education,
Series C (GO) (AG)
5.00%, 12/01/30 (c) 500 524,231
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32 (c) 3,640 3,640,791
Chicago Board of Education,
Series G (GO)
5.00%, 12/01/44 (c) 3,000 2,895,247
Chicago Board of Education,
Series H (GO)
5.00%, 12/01/36 (c) 18,275 18,315,726

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
5.00%, 12/01/46 (c) $ 7,710 $ 7,361,026
Chicago O'Hare International
Airport (RB) (AG)
5.00%, 01/01/48 (c) 11,495 11,502,136
Chicago O'Hare International
Airport, Series A (RB) (AG)
5.25%, 01/01/45 (c) 3,000 3,128,039
Chicago O'Hare International
Airport, Series B (RB)
4.50%, 01/01/56 (c) 1,105 1,058,671
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.00%, 12/01/29 ^ 1,460 1,278,878
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/26 ^ 1,630 1,585,597
0.00%, 12/01/27 ^ 1,030 968,448
0.00%, 12/01/28 ^ 690 626,607
0.00%, 12/01/29 ^ 645 564,984
0.00%, 12/01/31 ^ 520 420,762
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/26 100 100,707
City Of Burbank, Cook County,
Illinois Educational Facility,
Intercultural Montessori
Language School Project (RB)
6.12%, 02/01/46 (c) 750 763,820
6.25%, 02/01/56 (c) 750 754,727
City of Chicago (RB) (AMBAC)
5.75%, 11/01/30 645 695,003
City of Chicago Board of
Education, Series A (GO)
5.75%, 12/01/50 (c) 5,000 5,050,814
6.25%, 12/01/50 (c) 10,000 10,591,662
City of Chicago Board of
Education, Series C (GO)
6.00%, 12/01/37 (c) 3,500 3,863,438
City Of Chicago Chicago O’Hare
International Airport General
Airport Senior Lien, Series D
(RB) (AGC-ICC NATL-RE)
5.00%, 01/01/47 (c) 5,205 5,207,275
City Of Chicago Chicago O'Hare
International Airport General
Airport Senior Lien, Series A
(RB)
5.25%, 01/01/41 (c) 4,770 5,257,863
5.25%, 01/01/42 (c) 2,450 2,649,185
City Of Chicago Chicago O'Hare
International Airport General
Airport Senior Lien, Series C
(RB)
5.25%, 01/01/40 (c) 2,035 2,264,434
Par
(000’s) Value
Illinois (continued)
City Of Chicago Chicago O'Hare
International Airport General
Airport Senior Lien, Series E
(RB)
5.50%, 01/01/48 (c) $ 1,000 $ 1,058,025
5.50%, 01/01/55 (c) 13,320 13,897,121
City of Chicago, Board of
Education, Series A (GO)
6.00%, 12/01/49 (c) 5,000 5,140,105
City of Chicago, City Colleges
(GO) (NATL)
0.00%, 01/01/28 ^ 345 327,465
0.00%, 01/01/30 ^ 420 370,377
0.00%, 01/01/33 ^ 985 773,822
0.00%, 01/01/34 ^ 760 571,986
City of Chicago, Series A (GO)
5.00%, 01/01/27 200 202,667
5.00%, 01/01/27 725 734,666
5.00%, 01/01/32 (c) 1,500 1,587,604
5.00%, 01/01/33 (c) 3,000 3,165,407
5.00%, 01/01/34 (c) 3,000 3,155,378
5.00%, 01/01/44 (c) 2,400 2,395,245
5.00%, 01/01/45 (c) 4,000 3,919,269
5.25%, 01/01/45 (c) 2,000 2,012,789
5.50%, 01/01/41 (c) 1,000 1,036,913
5.50%, 01/01/49 (c) 3,000 3,010,219
6.00%, 01/01/38 (c) 4,095 4,157,668
6.00%, 01/01/50 (c) 2,000 2,094,113
City of Chicago, Series A (GO)
(BAM)
6.00%, 01/01/46 (c) 1,000 1,087,967
City of Chicago, Series A (GO)
(NATL)
0.00%, 01/01/29 ^ 140 127,656
City of Chicago, Series A (GO)
(SAW)
5.00%, 01/01/29 2,775 2,887,804
City of Chicago, Series B (GO)
5.00%, 01/01/33 1,500 1,612,281
5.00%, 01/01/41 (c) 1,000 1,028,168
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^ 195 158,821
City of Chicago, Wastewater
Transmission, Series B (RB)
(BAM)
5.00%, 01/01/34 250 288,531
City Of Joliet, Illinois
Waterworks And Sewerage
Senior Lien (RB) (BAM)
5.25%, 01/01/50 (c) 500 520,054
Illinois Finance Authority (RB)
5.00%, 11/01/30 (c) 95 86,583
5.88%, 09/01/46 (c) 7,250 7,101,361
Illinois Finance Authority
Revenue Bonds, Series A (RB)
5.12%, 11/01/46 (c) 1,000 1,009,343
Illinois Finance Authority, Acero
Charter Schools, Inc. (RB)
4.00%, 10/01/42 (c) 1,000 880,343

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority,
Admiral Lake Project (RB)
5.12%, 05/15/38 (c) $ 1,840 $ 1,785,460
Illinois Finance Authority,
Central Baptist Village (RB)
5.38%, 11/15/39 (c) 35 35,009
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (d) * 2,675 80,260
5.00%, 02/15/37 (c) (d) * 5,797 173,897
5.12%, 02/15/45 (c) (d) * 5,467 163,998
Illinois Finance Authority,
Goodman Theatre Project,
Series A (RB)
6.00%, 10/01/45 (c) 1,505 1,527,057
6.12%, 10/01/50 (c) 1,000 1,008,497
Illinois Finance Authority,
Illinois Institute of Technology
(RB)
5.00%, 09/01/40 (c) 175 170,642
Illinois Finance Authority,
Intrinsic School Project,
Series A (RB)
6.00%, 12/01/45 (c) 500 500,101
Illinois Finance Authority,
Lutheran Life Communities
Obligated Group, Series A
(RB)
5.00%, 11/01/29 (c) 500 346,250
5.00%, 11/01/30 (c) 250 173,125
5.00%, 11/01/35 (c) 5 3,463
Illinois Finance Authority, OSF
Healthcare System, Series A
(RB)
5.00%, 11/15/45 (c) 3,000 2,999,889
Illinois Finance Authority,
Roosevelt University (RB)
5.50%, 04/01/32 (c) 475 475,276
Illinois Finance Authority, Series
B (RB)
5.00%, 10/01/34 250 266,130
5.00%, 10/01/44 (c) 500 500,746
Illinois Finance Authority, Series
B-2 (RB)
3.65%, 05/01/31 (c) 1,730 1,736,804
Illinois Finance Authority, Solis
Wate Disposal, Series B (RB)
7.38%, 09/01/42 (c) (p) 2,500 2,867,611
Illinois Finance Authority,
Student Housing and
Academic Facility, Series A
(RB)
5.00%, 02/15/47 (c) 4,125 3,941,129
Illinois Finance Authority,
Surface Freight Transfer
Facilities (RB)
4.80%, 12/01/43 (c) (p) 1,500 1,561,818
Par
(000’s) Value
Illinois (continued)
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 $ 1,000 $ 1,039,372
5.00%, 06/15/29 1,000 1,055,476
5.00%, 06/15/30 (c) 1,555 1,640,304
Illinois Sports Facilities
Authority (RB) (AG)
5.00%, 06/15/27 (c) 3,000 3,006,370
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 690 682,075
Illinois State, Series A (GO)
5.00%, 12/01/31 (c) 500 519,374
5.00%, 05/01/43 (c) 500 508,619
Metropolitan Pier And
Exposition Authority
Mccormick Place Expansion
Project, Series A (RB)
0.00%, 06/15/40 (c) ^ 2,250 1,267,398
0.00%, 12/15/40 (c) ^ 6,650 3,639,034
0.00%, 06/15/41 (c) ^ 4,900 2,613,673
0.00%, 12/15/41 (c) ^ 3,800 1,985,908
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series A (RB)
0.00%, 12/15/52 ^ 4,750 1,229,634
4.00%, 06/15/52 (c) 1,500 1,271,113
5.00%, 06/15/50 (c) 17,305 17,288,628
5.00%, 06/15/57 (c) 1,040 1,016,716
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^ 590 437,586
0.00%, 06/15/39 ^ 115 68,744
Metropolitan Pier and
Exposition Authority, Illinois
McCormick Place Expansion
Project, Series B (RB)
0.00%, 12/15/50 ^ 35,755 10,378,032
5.00%, 12/15/40 (c) 1,000 1,000,688
5.00%, 06/15/53 (c) 1,500 1,487,237
Metropolitan Pier And
Exposition Authority, Illinois,
Mccormick Place Expansion
Project, Series B (RB)
5.00%, 06/15/42 (c) 2,000 2,068,014
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
4.00%, 12/15/42 (c) 3,960 3,855,936
Northeastern Illinois University,
Capital Improvement Project
(CP)
4.00%, 10/01/38 (c) 585 522,162

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Northern Illinois Municipal
Power Agent Power Project,
Prairie State Project, Series
A (RB)
4.00%, 12/01/31 (c) $ 2,000 $ 2,016,598
Sales Tax Securitization
Corporation Sales Tax, Series
A (RB)
5.00%, 01/01/40 (c) 1,000 1,099,203
5.00%, 01/01/40 (c) 1,000 1,104,425
5.00%, 01/01/44 (c) 1,000 1,055,510
5.00%, 01/01/45 (c) 1,000 1,042,937
5.00%, 01/01/46 (c) 1,000 1,032,586
State of Illinois (GO)
5.00%, 02/01/27 500 512,185
State of Illinois (RB)
3.00%, 06/15/31 (c) 100 99,052
State of Illinois, Series A (GO)
5.00%, 10/01/28 500 531,076
5.00%, 11/01/28 5 5,320
5.00%, 12/01/34 (c) 100 103,315
5.00%, 05/01/41 (c) 365 373,452
5.00%, 03/01/46 (c) 4,865 4,963,580
State of Illinois, Series B (GO)
5.00%, 03/01/27 2,000 2,052,647
5.25%, 05/01/42 (c) 3,000 3,258,975
5.25%, 05/01/45 (c) 1,470 1,547,873
5.25%, 05/01/49 (c) 5,900 6,099,015
State of Illinois, Series C (GO)
5.00%, 09/01/34 500 573,786
State of Illinois, Series D (GO)
5.00%, 09/01/40 (c) 1,000 1,084,595
Upper Illinois River Valley
Development Authority, Elgin
Math and Science Academy
Charter School Project, Series
A (RB)
6.00%, 03/01/63 (c) 1,000 901,509
Village of Bolingbrook, Special
Service Area No. 1 (ST)
5.25%, 03/01/41 (c) 500 505,997
Village of Bridgeview (GO)
5.00%, 12/01/42 (c) 360 344,475
Will County Community High
School District No. 210, Series
B (GO)
0.00%, 01/01/29 ^ 90 82,018
0.00%, 01/01/31 ^ 245 208,424
0.00%, 01/01/33 ^ 540 423,939
424,092,061
Indiana : 0.8%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27 (c) 90 74,763
City of Valparaiso, Pratt Paper,
LLC Project (RB)
5.00%, 01/01/54 (c) 2,000 1,966,564
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority (RB)
5.00%, 02/01/32 $ 2,000 $ 2,248,885
5.00%, 02/01/33 2,000 2,275,339
5.00%, 10/01/64 (c) (p) 2,000 2,151,578
Indiana Finance Authority
Educational Facilities,
Earlham College Project,
Series A (RB)
5.00%, 10/01/32 (c) 150 150,022
Indiana Finance Authority
Midwestern Disaster Relief,
Ohio Valley Electric Corp.
Project, Series C (RB)
3.00%, 11/01/30 1,500 1,480,125
Indiana Finance Authority
Student Housing (RB)
5.25%, 07/01/55 (c) 2,000 1,814,719
5.75%, 07/01/60 (c) 1,000 967,367
Indiana Finance Authority
Student Housing, Series A
(RB)
5.25%, 07/01/64 (c) 1,000 1,004,396
Indiana Finance Authority,
Baptist Healthcare System,
Series A (RB)
5.00%, 08/15/51 (c) 2,000 2,012,232
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series B (RB)
3.00%, 11/01/30 5,000 4,933,749
Indiana Finance Authority,
Series C (RB)
5.00%, 02/01/33 1,000 1,166,672
5.00%, 02/01/34 500 591,306
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 5,500 5,518,125
Indianapolis Local Public
Improvement Bond Bank (RB)
5.75%, 03/01/43 (c) 2,340 2,489,916
6.00%, 03/01/53 (c) 1,000 1,040,568
6.12%, 03/01/57 (c) 1,135 1,187,978
33,074,304
Iowa : 0.8%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29 (c) 1,025 1,000,458
Iowa Finance Authority (RB)
5.75%, 10/01/55 (c) 1,000 1,017,602
Iowa Finance Authority Senior
Living Facility (RB)
5.50%, 10/01/45 (c) 500 507,672
Iowa Finance Authority,
Lifespace Communities, Inc.,
Series A (RB)
5.00%, 05/15/43 (c) 655 655,125
5.00%, 05/15/48 (c) 4,000 3,777,321

Par
(000’s) Value
Iowa (continued)
Iowa Finance Authority,
Midwestern Disaster Area,
Alcoa Inc. Project (RB)
4.75%, 08/01/42 (c) $ 19,500 $ 19,503,247
Iowa Finance Authority, Senior
Living Facility (RB)
5.88%, 10/01/65 (c) 500 507,779
Iowa Finance Authority, Series
A (RB)
5.00%, 05/15/49 (c) 3,500 3,329,029
5.12%, 05/15/59 (c) 1,000 940,884
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
5.00%, 10/01/37 (c) 2,115 2,068,608
33,307,725
Kansas : 0.4%
City of Garden City, Kansas (RB)
5.38%, 06/01/39 (c) 500 508,445
City of Hutchinson, Regional
Medical Center, Inc. (RB)
5.00%, 12/01/41 (c) 250 229,415
City of Lenexa, Kansas Health
Care Facility, Lakeview Village,
Inc., Series A (RB)
5.00%, 05/15/43 (c) 1,000 1,001,054
City of Manhattan, Kansas
Health Care Facilities
Authority, Meadowlark Hills
Retirement Community,
Series A (RB)
4.00%, 06/01/46 (c) 3,000 2,523,348
City Of Manhattan, Kansas
Health Care Facilities,
Meadowlark Hills, Series A
(RB)
5.50%, 06/01/55 (c) 1,000 1,005,917
5.50%, 06/01/60 (c) 1,400 1,401,487
City Of Manhattan, Kansas
Health Care Facilities,
Meadowlark Hills, Series B-1
(RB)
4.20%, 06/01/32 (c) 1,060 1,065,265
City Of Manhattan, Kansas
Health Care Facilities,
Meadowlark Hills, Series B-2
(RB)
3.75%, 06/01/31 (c) 500 502,676
City of Wichita, Health Care
Facilities, Series I (RB)
5.00%, 05/15/38 (c) 1,355 1,355,815
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34 (c) 250 253,011
5.00%, 05/15/50 (c) 500 423,727
City Of Wichita, Kansas Health
Care Facilities, Larksfield
Place, Series A7 (RB)
6.75%, 06/01/55 (c) 500 513,958
Par
(000’s) Value
Kansas (continued)
Manhattan Kansas Health Care
Facilities, Meadowlark Hills,
Series A (RB)
4.00%, 06/01/36 (c) $ 1,000 $ 978,450
Topeka Kansas Health Care
Facilities, Brewster Place,
Series A (RB)
6.25%, 12/01/42 (c) 1,000 1,042,575
6.50%, 12/01/52 (c) 1,000 1,017,957
Wyandotte County, Unified
School District No. 500 (GO)
(BAM)
5.00%, 09/01/50 (c) 1,000 1,035,493
5.25%, 09/01/55 (c) 1,500 1,568,018
16,426,611
Kentucky : 1.3%
Christian County, Jennie Stuart
Medical Center (RB)
5.38%, 02/01/36 (c) 100 100,121
City of Henderson, Kentucky
Exempt Facilities, Pratt Paper,
LLC Project, Series A (RB)
4.45%, 01/01/42 (c) 2,250 2,258,674
4.70%, 01/01/52 (c) 3,000 2,827,828
Kentucky Economic
Development Finance
Authority Hospital, Series A
(RB)
5.00%, 06/01/31 (c) 1,315 1,338,083
5.00%, 06/01/45 (c) 1,720 1,720,513
Kentucky Economic
Development Finance
Authority, Louisville Arena
Authority, Inc., Series A (RB)
(AG)
5.00%, 12/01/47 (c) 760 760,212
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AG)
5.00%, 12/01/45 (c) 2,655 2,682,162
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/31 (c) 2,545 2,544,937
5.00%, 05/15/36 (c) 350 340,549
5.00%, 05/15/46 (c) 1,250 1,038,921
Kentucky Economic
Development Finance
Authority, Masonic Homes of
Kentucky, Inc. (RB)
5.38%, 11/15/32 (c) 1,250 1,244,834
5.50%, 11/15/45 (c) 180 152,456

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kentucky (continued)
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series A (RB)
5.00%, 06/01/26 $ 175 $ 175,959
5.25%, 06/01/41 (c) 750 758,576
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series B (RB)
5.00%, 06/01/40 (c) 500 501,565
Kentucky Public Energy
Authority, Gas Supply, Series
A (RB)
5.25%, 06/01/55 (c) (p) 19,000 20,224,090
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
5.00%, 05/01/55 (c) (p) 2,500 2,649,397
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 1,500 1,616,958
Louisville & Jefferson County,
UOFL Health Project, Series A
(RB) (AG)
5.00%, 05/15/47 (c) 2,500 2,543,903
5.00%, 05/15/47 (c) 3,170 3,185,014
5.00%, 05/15/52 (c) 4,000 3,915,858
Paducah Electric Plant Board,
Series A (RB) (AG)
5.00%, 10/01/29 (c) 1,045 1,060,467
Public Energy Authority Of
Kentucky Gas Supply, Series
C (RB)
5.00%, 05/01/36 (c) 3,000 3,254,887
56,895,964
Louisiana : 1.4%
Calcasieu Parish Memorial
Hospital Service District (RB)
5.00%, 12/01/39 (c) 3,800 3,743,252
City of Shreveport (GO) (AG)
5.00%, 03/01/49 (c) 1,000 1,028,453
City Of Shreveport, State Of
Louisiana Water And Sewer
Revenue (RB) (AG)
5.00%, 12/01/28 1,000 1,059,322
5.00%, 12/01/40 (c) 1,000 1,114,266
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Christwood Project
(RB)
4.25%, 11/15/30 650 658,807
5.00%, 11/15/37 (c) 1,020 1,071,361
5.25%, 11/15/53 (c) 300 284,798
Par
(000’s) Value
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, City of New
Orleans Gomesa Project (RB)
4.00%, 11/01/46 (c) $ 2,625 $ 2,371,266
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Jefferson Parish
Gomesa Project (RB) (NATL)
4.00%, 11/01/44 (c) 1,700 1,582,593
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 3,245 3,250,733
Louisiana Public Facilities
Authority (RB)
5.00%, 05/15/30 (c) 2,000 2,182,742
5.50%, 09/01/54 (c) 4,310 4,397,299
6.00%, 06/15/59 (c) 500 501,778
Louisiana Public Facilities
Authority, I-10 Calcasieu
River Bridge Public-Private
Partnership Project (RB)
5.00%, 09/01/66 (c) 1,000 943,132
5.50%, 09/01/59 (c) 6,000 6,084,000
5.75%, 09/01/64 (c) 9,000 9,279,542
Louisiana Public Facilities
Authority, Lake Charles
Academy Foundation Project,
Series A (RB)
5.00%, 12/15/43 (c) 1,000 971,206
Louisiana Public Facilities
Authority, Lake Charles
Chapter Academy Project,
Series A (RB)
5.00%, 12/15/34 (c) 1,500 1,551,295
Louisiana Public Facilities
Authority, Solid Waste
Disposal, Louisiana Pellets,
Inc. Project (RB)
7.75%, 07/01/39 (c) (d) * 1,647 17
Louisiana Public Facilities
Authority, Solid Waste
Disposal, Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 2,259 23
8.38%, 07/01/39 (c) (d) * 1,389 14
Parish of St. James, Nustar
Logistics, LP Project (RB)
6.35%, 07/01/40 (c) 6,355 6,992,379
Parish of St. James, Nustar
Logistics, LP Project, Series
A (RB)
6.35%, 10/01/40 (c) 6,000 6,600,935

Par
(000’s) Value
Louisiana (continued)
Parish of St. John the Baptist,
Series A-3 (RB)
2.20%, 06/01/37 (p) $ 2,000 $ 1,994,721
State of Louisiana, Series B
(GO)
5.00%, 06/01/33 1,485 1,723,352
5.00%, 06/01/34 1,000 1,174,637
60,561,923
Maine : 0.1%
Maine Finance Authority Solid
Waste Disposal, Series R-3
(RB)
5.00%, 08/01/35 625 669,805
Maine Health and Higher
Educational Facilities
Authority, Eastern Maine
Medical Center Obligated
Group Issue, Series A (RB)
4.00%, 07/01/46 (c) 1,695 1,333,712
5.00%, 07/01/41 (c) 1,000 979,836
5.00%, 07/01/46 (c) 3,345 3,095,715
6,079,068
Maryland : 0.9%
Baltimore Maryland, Special
Obligation, Harbor Point
Project (RB)
5.00%, 06/01/51 (c) 1,000 996,144
City of Baltimore, Convention
Center Hotel (RB)
5.00%, 09/01/30 (c) 1,000 1,018,961
5.00%, 09/01/39 (c) 1,000 1,007,167
5.00%, 09/01/42 (c) 2,250 2,256,460
5.00%, 09/01/46 (c) 2,000 1,963,770
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
5.00%, 09/01/38 (c) 500 505,524
City of Baltimore, Harbor Point
Project (RB)
5.12%, 06/01/43 (c) 250 250,341
Frederick County, Maryland
Educational Facilities
Project, Mount Saint Mary's
University, Series A (RB)
5.00%, 09/01/32 (c) 2,000 2,003,956
5.00%, 09/01/37 (c) 1,000 973,412
5.00%, 09/01/45 (c) 1,000 879,862
Frederick County, Maryland
Urban Community
Development Authority,
Series A (ST)
4.00%, 07/01/50 (c) 1,920 1,692,979
Frederick County, Maryland,
Jefferson Technology Park
Project, Series B (TA)
4.62%, 07/01/43 (c) 1,800 1,780,165
Howard County, Series A (TA)
4.50%, 02/15/47 (c) 2,500 2,323,671
Par
(000’s) Value
Maryland (continued)
Maryland Economic
Development Corp., Core
Natural Resources, Inc.
Project (RB)
5.00%, 07/01/48 (c) (p) $ 2,000 $ 2,140,945
Maryland Economic
Development Corp., Metro
Centre at Owings Mills
Project (TA)
4.38%, 07/01/36 (c) 470 470,043
4.50%, 07/01/44 (c) 530 500,332
Maryland Economic
Development Corp., Port
Covington Project (TA)
4.00%, 09/01/40 (c) 2,250 2,097,211
4.00%, 09/01/50 (c) 3,250 2,617,694
Maryland Economic
Development Corp., Purple
Line Light Rail Project, Series
B (RB)
5.25%, 06/30/52 (c) 1,085 1,082,887
Maryland Health & Higher
Educational Facilities
Authority (RB) (AG)
5.00%, 07/01/55 (c) 3,000 3,054,426
Maryland Health And Higher
Educational Facilities
Authority, Kennedy Krieger
Issue, Series A (RB)
5.50%, 07/01/56 (c) 3,000 3,099,073
Maryland Health and Higher
Educational Facilities
Authority, Mercy Medical
Center, Series A (RB)
5.00%, 07/01/38 (c) 250 251,364
Maryland Health and Higher
Educational Facilities
Authority, Series A (RB)
5.25%, 07/01/52 (c) 2,250 2,345,328
Prince George County,
Collington Episcopal Life Care
Community, Inc. (RB)
5.25%, 04/01/37 (c) 1,000 1,005,080
Prince George's County,
Suitland-Naylor Road Project
(TA)
4.75%, 07/01/36 (c) 400 400,212
36,717,007
Massachusetts : 1.6%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/39 (c) 365 365,544
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 04/01/45 (c) 1,000 1,080,728
5.00%, 04/01/50 (c) 1,250 1,309,222
5.00%, 04/01/55 (c) 1,100 1,139,714

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Commonwealth of
Massachusetts, Series E (GO)
5.00%, 08/01/54 (c) $ 5,000 $ 5,170,053
Massachusetts Development
Finance Agency (RB)
5.00%, 09/01/59 (c) 2,000 2,004,842
6.38%, 07/15/45 (c) 500 509,052
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series J
(RB)
5.00%, 07/01/53 (c) 1,500 1,508,472
Massachusetts Development
Finance Agency, Boston
Medical Center, Series D (RB)
5.00%, 07/01/44 (c) 2,120 2,099,990
Massachusetts Development
Finance Agency, Boston
Medical Center, Series G (RB)
5.25%, 07/01/52 (c) 1,435 1,410,099
Massachusetts Development
Finance Agency, Boston
Student Housing Project (RB)
5.00%, 10/01/48 (c) 1,000 945,070
Massachusetts Development
Finance Agency, Brown
University Health, Series A
(RB)
5.25%, 08/15/45 (c) 1,000 1,037,876
5.50%, 08/15/50 (c) 1,500 1,568,306
Massachusetts Development
Finance Agency, Care
Communities, LLC Issue,
Series A (RB)
5.50%, 07/15/35 250 257,575
Massachusetts Development
Finance Agency, Emmanuel
College, Series A (RB)
5.00%, 10/01/43 (c) 1,035 1,002,773
Massachusetts Development
Finance Agency, Lasell Village,
Inc. (RB)
5.00%, 07/01/29 1,500 1,591,607
5.25%, 07/01/50 (c) 1,000 1,013,322
5.25%, 07/01/55 (c) 1,000 1,008,222
Massachusetts Development
Finance Agency, Lawrence
General Hospital (RB)
5.00%, 07/01/34 (c) 1,000 929,454
Massachusetts Development
Finance Agency, Lawrence
General Hospital, Series A
(RB)
5.25%, 07/01/34 (c) 350 331,004
Massachusetts Development
Finance Agency, Linden
Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c) 500 515,453
5.12%, 11/15/46 (c) 500 505,482
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Merrimack
College Student Housing
Project, Series A (RB)
5.00%, 07/01/54 (c) $ 1,000 $ 963,561
5.00%, 07/01/60 (c) 1,000 950,560
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/32 (c) 1,000 1,002,285
4.12%, 10/01/42 (c) 2,500 2,367,785
5.00%, 10/01/47 (c) 1,400 1,387,324
5.00%, 10/01/57 (c) 14,550 14,003,067
Massachusetts Development
Finance Agency, Series N (RB)
(AG)
5.00%, 07/01/30 1,000 1,101,791
5.00%, 07/01/34 1,000 1,160,058
5.00%, 07/01/50 (c) 1,000 1,022,276
Massachusetts Development
Finance Agency, Series N-1
(RB)
4.50%, 07/01/54 (c) 2,000 1,873,949
5.25%, 07/01/50 (c) 4,000 4,096,409
Massachusetts Development
Finance Agency, South Shore
Hospital Issue, Series I (RB)
4.00%, 07/01/36 (c) 1,500 1,472,800
Massachusetts Development
Finance Agency, Springfield
College Issue, Series A (RB)
(AG)
4.00%, 06/01/56 (c) 5 3,708
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/34 (c) 1,120 1,132,795
Massachusetts Development
Finance Agency, UMass
Boston Student Housing
Project (RB)
5.00%, 10/01/41 (c) 1,930 1,932,614
Massachusetts Development
Finance Agency, UMass
Dartmouth Student Housing
Project (RB)
5.00%, 10/01/48 (c) 1,000 909,886
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
I (RB)
5.00%, 07/01/29 (c) 190 191,626
5.00%, 07/01/46 (c) 510 508,185
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
N-2 (RB)
5.00%, 07/01/35 (c) 1,000 1,142,314

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Wellforce,
Inc., Series C (RB) (AG)
3.00%, 10/01/45 (c) $ 3,000 $ 2,363,444
Massachusetts State
Development Finance
Agency, Wellforce Issue,
Series A (RB)
5.00%, 07/01/33 (c) 1,250 1,283,047
68,173,344
Michigan : 0.9%
Calhoun County Hospital
Finance Authority, Oaklawn
Hospital (RB)
5.00%, 02/15/41 (c) 290 290,048
City of Detroit, Michigan
Unlimited Tax (GO)
5.50%, 04/01/45 (c) 250 259,451
City of Detroit, Michigan
Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c) 135 136,885
5.00%, 04/01/50 (c) 1,475 1,484,119
Detroit Service Learning
Academy, Public School
Academy (RB) (AG)
4.00%, 07/01/41 (c) 1,000 885,897
Flint Michigan Hospital Building
Authority, Hurley Medical
Center (RB)
4.00%, 07/01/41 (c) 500 471,810
Flint Michigan Hospital Building
Authority, Hurley Medical
Center, Series B (RB)
4.75%, 07/01/28 (c) 235 235,030
Ivywood Classical Academy (RB)
6.25%, 01/01/59 (c) 1,000 974,868
Michigan Finance Authority,
Corewell Health, Series A (RB)
5.00%, 08/15/35 (c) 1,000 1,163,250
Michigan Finance Authority,
Corewell Health, Series B-2
(RB)
5.00%, 08/15/55 (p) 5,000 5,736,324
Michigan Finance Authority,
Henry Ford Health Detroit
South Campus (RB)
5.50%, 02/28/57 (c) 4,255 4,413,548
Michigan Finance Authority,
Presbyterian Villages of
Michigan (RB)
5.50%, 11/15/45 (c) 294 251,058
Michigan Finance Authority,
Tobacco Settlement Bonds,
Series B-2 (RB)
0.00%, 06/01/65 (c) ^ 15,500 1,562,419
Par
(000’s) Value
Michigan (continued)
Michigan Strategic Fund
Limited Obligation, I-75
Improvement Project (RB)
(AG)
4.25%, 12/31/38 (c) $ 4,000 $ 4,016,056
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 06/30/31 (c) 600 627,087
5.00%, 12/31/32 (c) 700 728,589
5.00%, 06/30/48 (c) 1,470 1,432,194
Michigan Strategic Fund, I-75
Improvement Project (RB)
(AG)
4.50%, 06/30/48 (c) 1,000 923,481
Michigan Tobacco Settlement
Finance Authority, Series B
(RB)
0.00%, 06/01/52 (c) ^ 260 32,296
The Economic Development
Corporation Of The City
Of Grand Rapids Limited
Obligation, Beacon Hill At
Eastgate Project,  Series A
(RB)
5.75%, 11/01/45 (c) 1,000 1,003,863
The Economic Development
Corporation Of The City
Of Grand Rapids Limited
Obligation, Beacon Hill At
Eastgate Project, Series B-3
(RB)
4.12%, 11/01/30 (c) 1,500 1,504,110
The Economic Development
Corporation Of The City
Of Kalamazoo Limited
Obligation, Friendship Village
Of Kalamazoo Project, Series
A (RB)
6.00%, 08/15/46 (c) 1,000 1,016,547
6.25%, 08/15/56 (c) 1,000 1,014,539
6.25%, 08/15/61 (c) 1,130 1,141,353
The Economic Development
Corporation Of The City
Of Kalamazoo Limited
Obligation, Friendship Village
Of Kalamazoo Project, Series
B-1 (RB)
4.50%, 08/15/31 (c) 500 500,675
The Economic Development
Corporation Of The City
Of Kalamazoo Limited
Obligation, Friendship Village
Of Kalamazoo Project, Series
B-2 (RB)
4.25%, 08/15/31 (c) 2,000 2,002,712

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Michigan (continued)
The Economic Development
Corporation Of The City
Of Kalamazoo Limited,
Friendship Village Of
Kalamazoo Project, Series
B-3 (RB)
3.90%, 08/15/31 (c) $ 2,000 $ 2,002,726
The Economic Development
Corporation Of The City Of
Kalamazoo Limited, Series
A (RB)
5.00%, 08/15/36 (c) 500 517,241
36,328,176
Minnesota : 0.7%
Chippewa County, Chippewa
County-Montevideo Hospital
Project (RB)
4.00%, 03/01/37 (c) 135 133,223
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 215 213,728
City of Apple Valley (RB)
5.38%, 09/01/45 (c) 420 426,569
5.50%, 09/01/55 (c) 600 606,656
5.62%, 09/01/65 (c) 815 828,891
City of Brainerd (RB)
5.50%, 05/01/45 (c) 1,000 1,012,256
City of Brooklyn Park,
Minnesota Chapter School
(RB)
5.12%, 06/15/54 (c) 1,000 915,938
City of Coon Rapids (RB)
6.50%, 06/15/47 (c) 1,000 1,025,673
City of Crookston, Health Care
Facilities, Riverview Health
Project (RB)
5.00%, 05/01/34 (c) 3,000 1,788,139
City of Deephaven, Charter
School, Eagle Ridge Academy
Project, Series A (RB)
5.25%, 07/01/40 (c) 500 500,273
5.50%, 07/01/50 (c) 2,860 2,860,042
City of Forest Lake,
International Language
Academy, Series A (RB) (SAW)
5.38%, 08/01/50 (c) 500 489,516
City of Maple Grove, Minnesota
Health Care Facilities (RB)
3.38%, 05/01/33 (c) 115 111,668
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/34 (c) 1,830 1,904,116
City of Shakopee Senior
Housing Revenue (RB)
5.75%, 11/01/55 (c) 500 500,917
City of St. Cloud, Centracare
Health System (RB)
5.00%, 05/01/54 (c) 1,000 1,016,400
Par
(000’s) Value
Minnesota (continued)
City of St. Louis Park, Place Via
Sol Project (RB) (AMBAC)
6.00%, 07/01/53 (d) (p) * $ 1,927 $ 192,740
City of St. Paul, Housing and
Redevelopment Authority,
Series A (RB)
5.75%, 09/01/46 (c) 325 325,674
City of St. Paul, Minnesota
Housing and Redevelopment
Authority (RB)
4.00%, 11/15/43 (c) 2,000 1,856,934
Duluth Economic Development
Authority, Benedictine Health
System, Series A (RB)
4.00%, 07/01/41 (c) 2,255 1,988,858
Housing And Redevelopment
Authority Of The City Of Saint
Paul, Minnesota Charter
School Lease Revenue, Nova
Classical Academy Project
(RB)
5.50%, 09/01/55 (c) 425 416,473
5.62%, 09/01/65 (c) 750 736,055
Minneapolis Minnesota Heath
Care System, Fairview Health
Services, Series A (RB)
5.00%, 11/15/49 (c) 2,000 1,952,967
Minnesota Agricultural And
Economic Development
Board Health Care Facilities,
Healthpartners Obligated
Group (RB)
5.25%, 01/01/47 (c) 3,330 3,488,173
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series A (RB)
5.00%, 05/01/46 (c) 1,000 690,253
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series B (RB)
4.25%, 05/01/40 (c) 860 614,099
Rum River Special Education
Cooperative, A Minnesota
Joint Powers Entitiy
Certificates Of Participation,
Series A (CP)
5.50%, 02/01/46 (c) 1,000 1,016,353
Rum River Special Education
Cooperative, A Minnesota
Joint Powers Entitiy, Series
A (CP)
5.00%, 02/01/35 (c) 1,750 1,874,949
Township of Baytown, St. Croix
Preparatory Academy Project,
Series A (RB)
4.00%, 08/01/36 (c) 250 236,979

Par
(000’s) Value
Minnesota (continued)
Woodbury, Minnesota Charter
School Lease, Woodbury
Leadership Academy Project,
Series A (RB)
4.00%, 07/01/56 (c) $ 1,150 $ 819,660
30,544,172
Mississippi : 0.2%
Mississippi Development Bank,
Magnolia Regional Health
Center Project (RB)
4.00%, 10/01/41 (c) 3,500 2,962,712
5.00%, 10/01/32 (c) 1,530 1,595,933
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41 (c) 3,000 3,020,879
7,579,524
Missouri : 0.8%
Boone County, Boone Hospital
Center (RB)
3.00%, 08/01/34 (c) 410 312,369
4.00%, 08/01/38 (c) 565 437,069
City of Liberty, Liberty
Commons Project, Series A
(TA)
5.75%, 06/01/35 (c) 500 500,667
City of Nevada, Regional
Medical Center (RB) (ACA)
4.30%, 10/01/26 (c) 15 14,962
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
4.38%, 11/15/35 (c) 250 235,235
Health & Educational Facilities
Authority of the State of
Missouri (RB)
5.00%, 10/01/35 (c) 500 509,766
6.00%, 10/01/45 (c) 500 502,434
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series A (RB)
5.25%, 02/01/48 (c) 1,000 1,010,056
5.25%, 02/01/54 (c) 250 250,750
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series B (RB)
5.00%, 02/01/46 (c) 1,460 1,458,542
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series C (RB)
4.00%, 02/01/42 (c) 475 449,706
Par
(000’s) Value
Missouri (continued)
I-470 Western Gateway
Transportation Development
District, Series A (RB)
5.25%, 12/01/48 (c) $ 1,100 $ 1,099,934
Kansas City Industrial
Development Authority,
Methodist Retire Home,
Series B (RB)
5.00%, 11/15/46 (d) * 5,352 1,913,830
Kansas City Missouri
Industrial Development
Authority, Historic Northeast
Redevelopment Plan, Series
A-1 (RB)
5.00%, 06/01/46 (c) 500 497,824
Kirkwood Industrial
Development Authority,
Missouri Retirement
Community, Series A (RB)
5.25%, 05/15/37 (c) 1,500 1,507,934
5.25%, 05/15/50 (c) 2,000 1,829,390
Lee's Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 2,430 2,490,883
5.00%, 08/15/36 (c) 1,550 1,555,437
5.00%, 08/15/42 (c) 2,000 1,984,716
Lee's Summit, Industrial
Development Authority,
Senior Living Facilities, John
Knox Village, Series A (RB)
5.00%, 08/15/39 (c) 1,000 1,044,626
5.62%, 08/15/54 (c) 500 505,587
Missouri State Health and
Educational Facilities
Authority, Lutheran Senior
Services Project, Series A (RB)
5.00%, 02/01/42 (c) 3,000 3,030,085
St. Joseph Industrial
Development Authority,
Missouri Healthcare, Series
A (RB)
5.00%, 01/01/50 (c) 1,000 692,471
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis
(RB)
5.00%, 09/01/48 (c) 2,500 2,404,627
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis
Obligated Group, Series A
(RB)
5.25%, 09/01/53 (c) 6,000 5,871,869
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/38 (c) 500 509,334

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Missouri (continued)
St. Louis County, Industrial
Development Authority, St.
Andrew's Resources, Series
A (RB)
5.00%, 12/01/35 (c) $ 150 $ 150,052
University City of Missouri,
Industrial Development
Authority, Series A (RB)
4.88%, 06/15/36 (c) 835 863,669
33,633,824
Montana : 0.0%
City of Kalispell, Immanuel
Living at Buffalo Hill Project,
Series B (RB)
4.25%, 05/15/30 (c) 500 502,937
Montana Facility Finance
Authority, Health Care
Facilities, Children's Home &
Hospital Project, Series A (RB)
4.00%, 07/01/50 (c) 1,970 1,442,871
1,945,808
Nebraska : 0.3%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/30 2,000 2,163,402
5.00%, 09/01/34 1,000 1,121,986
5.00%, 09/01/36 500 561,239
5.00%, 09/01/42 5,000 5,357,035
Central Plains Energy Project,
Gas Supply, Series A (RB)
5.00%, 08/01/55 (c) (p) 2,000 2,149,484
Central Plains Energy Project,
Series G (RB)
5.00%, 05/01/53 (c) (p) 235 247,216
11,600,362
Nevada : 0.3%
City of Las Vegas, Special
Improvement District No.
814 (SA)
4.00%, 06/01/44 (c) 225 201,089
4.00%, 06/01/49 (c) 515 433,821
City of Las Vegas, Special
Improvement District No.
818 (SA)
5.00%, 12/01/49 (c) 500 492,272
City of Reno, Special
Assessment District No. 1,
Local Improvement (SA)
5.25%, 06/01/54 (c) 750 735,096
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 505 505,840
Clark County, Special
Improvement District No.
159 (SA)
5.00%, 08/01/35 (c) 155 155,168
Par
(000’s) Value
Nevada (continued)
Director St Nev Dept Business
& Industry Sr Sub Secd Bds
Brightline West Passenger
Rail, Series B (RB)
12.00%, 01/01/65 (c) (p) $ 7,575 $ 5,681,250
Henderson Local Improvement
District No. T-18 (SA)
4.00%, 09/01/35 (c) 575 564,927
North Las Vegas, Special
Improvement District No. 64
(SA)
4.62%, 06/01/49 (c) 210 194,030
North Las Vegas, Special
Improvement District No. 64
(SA) (SAW)
4.62%, 06/01/43 (c) 440 429,206
State of Nevada, Department
of Business and Industry,
Somerset Academy, Series
A (RB)
5.00%, 12/15/35 (c) 2,000 2,000,534
5.00%, 12/15/38 (c) 400 400,048
5.00%, 12/15/48 (c) 500 465,869
5.12%, 12/15/45 (c) 1,000 966,427
13,225,577
New Hampshire : 0.7%
National Finance Authority,
Bridgeland Water and Utility
Districts (RB)
5.38%, 12/15/35 (c) 1,634 1,633,528
National Finance Authority,
Covanta Project, Series B (RB)
4.62%, 11/01/42 (c) 4,225 3,786,237
National Finance Authority,
Emberly and Cantera Creek
Projects (RB)
5.38%, 12/01/31 (c) 713 713,714
National Finance Authority,
Highlands Project (RB)
5.12%, 12/15/30 (c) 410 410,685
National Finance Authority,
Katy Court Project -
Development I, Fort Bend,
Waller, And Harris Counties,
Texas (RB)
0.00%, 12/01/35 (c) ^ 250 128,625
5.88%, 12/01/32 (c) 1,000 1,002,558
National Finance Authority,
Mirador Project (RB)
6.00%, 12/01/31 (c) 750 751,177
National Finance Authority,
Municipal Certificates, Series
2 (RB)
4.22%, 11/20/42 996 979,813
National Finance Authority,
New Hampshire (RB)
0.00%, 12/15/32 (c) ^ 750 471,936

Par
(000’s) Value
New Hampshire (continued)
National Finance Authority,
New Hampshire Business,
Series A-2 (RB)
4.09%, 01/20/41 $ 3,971 $ 3,771,244
National Finance Authority,
New Hampshire Resource
Recovery, Covanta Project,
Series C (RB)
4.88%, 11/01/42 (c) 2,000 1,846,222
National Finance Authority,
New Hampshire,
Presbyterian Senior Living
Project, Series A (RB)
5.25%, 07/01/48 (c) 1,000 1,009,344
National Finance Authority,
Silverado Project (RB)
5.00%, 12/01/28 (c) 720 720,127
National Finance Authority,
Springpoints Living Project
(RB)
4.00%, 01/01/41 (c) 1,000 946,023
National Finance Authority,
Tamarron Project, Fort Bend
County, Texas (RB)
5.25%, 12/01/35 (c) 1,000 999,927
National Finance Authority,
Valencia Project (RB)
5.30%, 12/01/32 (c) 540 540,831
National Finance Authority,
Vista Project, Series A (RB)
5.62%, 07/01/46 (c) 2,600 2,607,672
National Finance Authority,
Wildflower Project (RB)
0.00%, 12/15/33 (c) ^ 505 305,746
New Hampshire Business
Finance Authority (RB)
0.00%, 12/01/31 (c) ^ 5,000 3,422,312
New Hampshire Business
Finance Authority, Series A
(RB) (BAM)
4.12%, 01/20/34 1,278 1,312,209
New Hampshire Business
Finance Authority, Series A-2
(RB)
5.15%, 06/20/41 (c) (p) 998 1,051,544
28,411,474
New Jersey : 2.0%
New Jersey Economic
Development Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.00%, 06/01/36 (c) 470 470,893
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29 (c) 1,160 1,161,771
5.50%, 06/01/33 (c) 60 60,151
5.62%, 11/15/30 (c) 285 286,142
Par
(000’s) Value
New Jersey (continued)
5.62%, 11/15/30 (c) $ 2,035 $ 2,043,156
5.75%, 09/15/27 (c) 590 591,134
New Jersey Economic
Development Authority,
Kapkowski Road Landfill
Reclamation Improvement
District Project (SA)
5.75%, 04/01/31 55 55,839
New Jersey Economic
Development Authority, Lions
Gate Project (RB)
4.88%, 01/01/29 (c) 410 410,198
5.00%, 01/01/34 (c) 500 500,176
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/32 (c) 1,640 1,655,094
4.00%, 07/01/34 (c) 2,000 2,010,950
5.00%, 07/01/33 (c) 4,640 4,731,840
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
5.00%, 07/01/28 (c) 2,500 2,576,008
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series B (RB) (XLCA)
0.00%, 07/01/26 ^ 515 508,697
New Jersey Economic
Development Authority, Port
Newark Container Terminal
LLC Project (RB)
5.00%, 10/01/47 (c) 3,300 3,303,488
New Jersey Economic
Development Authority,
Rapuano Port & Rail Terminal
Project (RB)
6.38%, 01/01/35 (c) 1,250 1,304,144
New Jersey Economic
Development Authority,
School Facilities Construction,
Series EEE (RB)
5.00%, 06/15/48 (c) 2,880 2,940,177
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/38 (c) 600 639,367
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30 (c) 150 145,262
New Jersey Educational
Facilities Authority, Princeton
University, Series A (RB)
5.00%, 07/01/64 (c) (p) 2,000 2,240,861

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Educational
Facilities Authority, Rider
University, Series F (RB)
5.00%, 07/01/47 (c) $ 490 $ 376,243
New Jersey Health Care
Facilities Financing
Authority, Hospital Asset
Transformation Program (RB)
5.00%, 10/01/28 (c) 500 527,549
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/33 ^ 5 3,940
5.00%, 12/15/26 5 5,119
5.00%, 12/15/28 200 214,663
5.00%, 06/15/38 (c) 1,500 1,709,083
5.00%, 12/15/39 (c) 385 408,810
5.25%, 06/15/39 (c) 3,000 3,454,387
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
5.00%, 06/15/36 (c) 1,000 1,175,202
5.00%, 06/15/37 (c) 1,000 1,164,048
5.00%, 06/15/40 (c) 1,000 1,129,174
5.00%, 06/15/41 (c) 1,000 1,117,922
5.00%, 06/15/42 (c) 1,000 1,104,974
5.00%, 06/15/45 (c) 2,000 2,134,561
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
3.00%, 06/15/50 (c) 3,000 2,223,565
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (AMBAC)
0.00%, 12/15/28 ^ 100 92,978
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (NATL)
0.00%, 12/15/31 ^ 365 309,899
New Jersey Transportation
Trust Fund Authority, Series
CC (RB)
5.25%, 06/15/50 (c) 1,000 1,057,632
Newark Housing Port
Authority, Marine Terminal
Redevelopment Project (RB)
(NATL)
5.25%, 01/01/27 100 101,937
Passaic County Improvement
Authority, Series A (RB)
5.00%, 01/01/55 (c) 750 707,050
5.00%, 01/01/60 (c) 500 459,294
South Jersey Port Corp., Marine
Terminal, Series B (RB)
5.00%, 01/01/34 (c) 360 371,836
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46 (c) 10,020 9,877,099
5.25%, 06/01/46 (c) 2,675 2,668,252
Par
(000’s) Value
New Jersey (continued)
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/46 (c) $ 27,060 $ 26,307,483
86,338,048
New Mexico : 0.1%
New Mexico Hospital
Equipment Loan Council,
Haverland Carter Lifestyle
Group -LA Vida Llena
Expansion Project, Series A
(RB)
5.00%, 07/01/49 (c) 3,480 3,132,889
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply (RB)
5.00%, 06/01/54 (c) (p) 1,000 1,066,904
4,199,793
New York : 11.2%
Brooklyn Arena Local
Development Corp., Barclays
Center (RB)
0.00%, 07/15/32 ^ 395 315,107
0.00%, 07/15/33 ^ 370 283,078
0.00%, 07/15/47 ^ 180 59,237
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/26 345 347,460
5.00%, 07/15/42 (c) 9,515 9,540,769
Build NYC Resource Corp. (RB)
5.12%, 10/15/45 (c) 1,500 1,480,473
5.25%, 10/15/50 (c) 1,500 1,469,604
5.38%, 10/15/55 (c) 1,000 980,124
5.38%, 10/15/61 (c) 2,000 1,941,414
5.62%, 07/01/45 (c) 500 500,791
Build NYC Resource Corp.,
Albert Einstein School of
Medicine, Inc., Project (RB)
5.50%, 09/01/45 (c) 4,500 4,470,268
Build NYC Resource Corp.,
Bayridge Preparatory School
Project (RB)
5.00%, 09/01/49 (c) 1,255 1,170,015
5.00%, 09/01/59 (c) 4,300 3,890,715
Build NYC Resource Corp., East
Harlem Scholars Academy
Charter School Project (RB)
5.75%, 06/01/42 (c) 1,000 1,026,429
Build NYC Resource Corp., Kipp
NYC Public School Facilities -
Canal West Project (RB)
5.25%, 07/01/52 (c) 1,000 1,000,847
5.25%, 07/01/57 (c) 1,000 994,743
Build NYC Resource Corp.,
Richmond University Medical
Center Project, Series A (RB)
5.62%, 12/01/50 (c) 1,200 1,022,250

Par
(000’s) Value
New York (continued)
Build NYC Resource Corp.,
Shefa School Project, Series A
(RB) (SAW)
5.00%, 06/15/51 (c) $ 6,500 $ 6,085,115
Build NYC Resource Corp.,
Unity Preparatory Charter
School of Brooklyn Project,
Series A (RB)
5.50%, 06/15/63 (c) 1,000 977,576
Build Nyc Resource
Corporation Revenue Bonds,
The Renaissance Charter
School 2 Project, Series A (RB)
4.25%, 06/15/35 1,350 1,360,990
Build Nyc Resource
Corporation, The Renaissance
Charter School 2 Project,
Series A (RB)
4.75%, 06/15/40 (c) 1,900 1,907,280
5.25%, 06/15/45 (c) 1,000 992,850
5.50%, 06/15/50 (c) 1,250 1,232,035
5.50%, 06/15/55 (c) 1,000 971,895
5.75%, 06/15/60 (c) 2,000 1,998,604
City of New York, Series D (GO)
5.00%, 10/01/45 (c) 1,000 1,059,595
City of New York, Series G (GO)
5.00%, 02/01/37 (c) 1,000 1,151,724
5.25%, 02/01/53 (c) 1,500 1,572,754
City of Troy Capital Resource
Corp., Series A (RB)
4.00%, 09/01/40 (c) 1,250 1,239,032
County of Sullivan, Adelaar
Infrastructure Project, Series
A-2 (SA)
5.35%, 11/01/49 (c) 2,000 2,001,268
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/40 (c) 2,500 2,559,525
5.00%, 07/01/45 (c) 3,000 3,003,259
5.00%, 07/01/51 (c) 4,370 4,309,111
Dutchess County Local
Development Corp., Health
Quest System, Inc., Series B
(RB)
5.00%, 07/01/46 (c) 3,000 2,951,718
Erie Tobacco Asset
Securitization Corp., Series
A (RB)
5.00%, 06/01/38 (c) 5 4,630
5.00%, 06/01/45 (c) 2,000 1,650,469
Long Island Power Authority
Electric System, Series B (RB)
3.00%, 09/01/55 (c) (p) 1,500 1,509,747
Metropolitan Transportation
Authority, Series A (RB)
5.00%, 11/15/41 (c) 1,000 1,090,548
5.25%, 11/15/49 (c) 1,625 1,694,428
5.25%, 11/15/55 (c) 2,000 2,081,287
Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/35 $ 2,000 $ 2,358,124
Monroe County Industrial
Development Corp., Eugenio
Maria De Hostos Charter
School Project, Series A (RB)
5.00%, 07/01/44 (c) 1,000 977,932
5.00%, 07/01/59 (c) 1,000 898,087
Monroe County Industrial
Development Corp.,
Rochester regional Health
Project, Series A (RB)
3.00%, 12/01/40 (c) 5 4,181
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35 (c) 2,100 2,122,754
5.00%, 12/01/31 (c) 500 541,476
Nassau County Tobacco
Settlement Corp., Series A-3
(RB)
5.12%, 06/01/46 (c) 2,905 2,167,493
New York & New Jersey Port
Authority (RB)
5.00%, 01/15/50 (c) 3,000 3,148,631
5.00%, 01/15/55 (c) 2,500 2,607,372
New York City Housing
Development Corp., Multi-
Family Housing, Series B-2
(RB)
3.95%, 11/01/64 (c) (p) 1,500 1,539,295
New York City Housing
Development Corp., Multi-
Family Housing, Series C-2
(RB)
3.75%, 05/01/65 (c) (p) 2,000 2,040,208
New York City Housing
Development Corp., Multi-
Family Housing, Series F-1
(RB)
4.55%, 11/01/54 (c) 2,000 1,939,415
New York City Housing
Development Corp., Multi-
Family Mortgage, Series D
(RB)
4.00%, 12/15/31 (c) 250 258,046
New York City Housing
Development Corp., Multi-
Family Mortgage, Series E
(RB)
4.38%, 12/15/31 (c) 1,000 1,029,879
New York City Housing
Development Corp., Multi-
Family Mortgage, Series F
(RB)
5.25%, 12/15/31 (c) 1,250 1,295,756

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York City Industrial
Development Agency
Pilot,Yankee Stadium Project,
Series A (RB) (AG)
5.00%, 03/01/29 $ 1,000 $ 1,074,505
New York City Industrial
Development Agency, Airport
Facilities, Series A (RB)
5.00%, 07/01/28 (c) 1,110 1,111,016
New York City Transitional
Finance Authority Future Tax
Secured Tax-Exempt, Series
E (RB)
5.00%, 11/01/46 (c) 1,500 1,576,189
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
5.00%, 05/01/45 (c) 1,000 1,067,415
New York Convention Center
Development Corp. (RB)
5.00%, 11/15/40 (c) 3,325 3,325,237
New York Counties Tobacco
Trust IV, Series A (RB)
3.75%, 06/01/45 (c) 500 371,336
5.00%, 06/01/42 (c) 7,335 6,140,987
5.00%, 06/01/45 (c) 785 613,020
New York Counties Tobacco
Trust IV, Series E (RB)
0.00%, 06/01/55 (c) ^ 5 412
New York Counties Tobacco
Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c) 1,270 1,108,648
5.00%, 06/01/51 (c) 5,000 4,204,366
New York Energy Finance
Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 4,650 4,960,301
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.00%, 11/15/44 (c) 17,100 17,100,455
5.38%, 11/15/40 (c) 10,000 10,000,584
New York Liberty Development
Corp., Bank of America Tower
at One Bryant Park Project,
Series 3 (RB)
2.80%, 09/15/69 (c) 7,000 6,567,567
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 3,000 3,546,141
New York State Dormitory
Authority, Catholic Health
System, Series A (RB)
4.00%, 07/01/45 (c) 2,500 2,049,082
New York State Dormitory
Authority, CUNY Student
Housing Project (RB) (AMBAC)
5.50%, 07/01/35 480 523,583
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, Fit Student
Housing Corp. (RB) (NATL)
5.25%, 07/01/31 $ 150 $ 159,422
New York State Dormitory
Authority, Fordham
University, Series A (RB)
5.00%, 07/01/41 (c) 1,550 1,555,901
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/29 (c) 1,000 1,045,920
New York State Dormitory
Authority, Montefiore
Obligated Group, Series A
(RB)
5.00%, 08/01/27 1,000 1,024,686
New York State Dormitory
Authority, New York
University, Series A (RB) (AG)
5.00%, 07/01/43 (c) 2,375 2,443,716
New York State Dormitory
Authority, White Plains
Hospital (RB)
5.25%, 10/01/49 (c) 1,100 1,109,641
New York State Dormitory
Authority, White Plants
Hospital (RB) (AG)
5.50%, 10/01/54 (c) 4,300 4,572,539
New York State Dormitory
Authority, Yeshiva University,
Series A (RB)
5.00%, 07/15/50 (c) 6,300 6,129,688
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
(FHA)
4.25%, 09/01/50 (c) (p) 1,750 1,777,985
New York Transportation
Development Corp. (RB)
6.00%, 06/30/44 (c) 700 769,778
6.00%, 06/30/50 (c) 750 800,080
6.00%, 06/30/59 (c) 9,000 9,507,508
New York Transportation
Development Corp. (RB) (AG)
6.00%, 06/30/43 (c) 800 904,602
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 5,765 5,509,326
5.00%, 08/01/26 (c) 1,750 1,751,865
5.00%, 08/01/31 (c) 1,140 1,141,221
5.25%, 08/01/31 (c) 4,985 5,185,633
5.38%, 08/01/36 (c) 2,000 2,096,229

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 01/01/36 (c) $ 2,250 $ 2,249,845
4.38%, 10/01/45 (c) 15,500 14,679,129
5.00%, 01/01/30 (c) 4,600 4,764,835
5.00%, 01/01/33 (c) 5,230 5,400,961
5.00%, 10/01/35 (c) 6,650 7,063,700
5.00%, 10/01/40 (c) 7,000 7,209,250
5.62%, 04/01/40 (c) 5,895 6,261,654
6.00%, 04/01/35 (c) 10,000 11,070,283
New York Transportation
Development Corp., JFK
Airport Terminal 4 Project
(RB) (AG)
5.00%, 12/01/31 6,355 7,006,712
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series A (RB)
5.50%, 12/31/54 (c) 9,900 10,057,205
5.50%, 12/31/60 (c) 1,000 1,010,882
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series A (RB) (AG)
5.25%, 12/31/54 (c) 4,000 4,067,093
New York Transportation
Development Corp.,
JFK Airport Terminal 6
Redevelopment Project,
Series B (RB) (AG)
5.00%, 12/31/54 (c) 1,000 665,201
New York Transportation
Development Corp., John F.
Kennedy International Airport
New Terminal 4 Project (RB)
(AG)
5.00%, 12/01/30 5,000 5,450,114
New York Transportation
Development Corp., John
F. Kennedy International
Airport New Terminal One
Project (RB)
5.00%, 06/30/60 (c) 2,500 2,418,549
5.25%, 06/30/49 (c) 1,850 1,871,137
5.38%, 06/30/60 (c) 6,000 5,972,482
6.00%, 06/30/54 (c) 6,475 6,733,674
New York Transportation
Development Corp., John
F. Kennedy International
Airport New Terminal One
Project (RB) (AG)
5.00%, 12/01/32 6,080 6,764,987
Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
LaGuardia Airport Terminal
B Redevelopment Project,
Series A (RB)
5.00%, 07/01/34 (c) $ 3,000 $ 3,002,163
5.00%, 07/01/41 (c) 11,445 11,446,978
5.00%, 07/01/46 (c) 27,410 27,408,772
5.25%, 01/01/50 (c) 25,245 25,246,063
New York Transportation
Development Corp.,
LaGuardia Airport Terminals
B Redevelopment Project,
Series A (RB) (AG)
4.00%, 07/01/35 (c) 1,000 999,982
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB)
5.00%, 12/01/39 (c) 1,000 1,064,021
5.00%, 12/01/41 (c) 6,000 6,332,722
5.00%, 12/01/42 (c) 1,000 1,045,875
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
4.00%, 12/01/42 (c) 2,400 2,345,507
New York Transportation
Development Corporation
Special Facilities, John F.
Kennedy International
Airport New Terminal One
Project (RB)
5.25%, 06/30/41 (c) 1,020 1,090,832
5.50%, 06/30/39 (c) 1,035 1,113,995
6.00%, 06/30/55 (c) 3,000 3,181,856
New York Transportation
Development Corporation
Special Facilities, John F.
Kennedy International Airport
New Terminal One Project
(RB) (AG)
5.00%, 06/30/54 (c) 6,525 6,501,512
New York Transportation
Development Corporation,
John F. Kennedy International
Airport New Terminal Project
(RB)
5.50%, 06/30/54 (c) 10,895 11,064,147
5.50%, 06/30/60 (c) 3,000 3,039,129
New York Transportation
Development Corporation,
Terminal 4 John F. Kennedy
International Airport Project,
Special Facilities (RB)
4.00%, 12/01/42 (c) 4,420 4,186,429

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Transportation
Development Corporation,
Terminal 4 John F. Kennedy
International Airport Project,
Special Facilities (RB) (AG)
5.00%, 12/01/29 $ 8,000 $ 8,590,226
Niagara Area Development
Corp., New York Solid Waste
Disposal Facility, Series A (RB)
4.75%, 11/01/42 (c) 2,250 2,046,670
Onondaga Civic Development
Corp., Syracuse University
Project (RB)
5.50%, 12/01/56 (c) 2,000 2,174,058
Otsego County Capital
Resource Corp., Hartwick
College Project, Series A (RB)
5.00%, 10/01/45 (c) 355 240,787
Suffolk Tobacco Asset
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/66 (c) ^ 10,515 932,574
The Genesee County Funding
Corporation, Rochester
Regional Health Energy
Projects, Series A (RB)
5.50%, 12/01/55 (c) 4,000 4,149,212
Triborough Bridge and Tunnel
Authority, Series A (RB)
5.50%, 12/01/59 (c) 1,000 1,063,361
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/36 (c) 2,020 2,174,833
TSASC, Inc., Tobacco Settlement
Bonds, Series B (RB)
5.00%, 06/01/45 (c) 5,600 5,113,278
5.00%, 06/01/48 (c) 3,000 2,711,818
Ulster County Capital Resource
Corp. (RB)
5.88%, 09/15/59 (c) 2,000 2,005,795
Ulster County Capital Resource
Corp., Woodland Pond of
New Paltz Project (RB)
5.00%, 09/15/37 (c) 400 402,233
5.25%, 09/15/53 (c) 1,680 1,538,372
Westchester County Local
Development Corp., Medical
Center (RB)
5.00%, 11/01/46 (c) 4,860 4,438,921
Westchester County Local
Development Corp., Purchase
Senior Learning Community
Inc., Project, Series A (RB)
5.00%, 07/01/46 (c) 2,000 1,901,589
5.00%, 07/01/56 (c) 4,500 4,062,629
Par
(000’s) Value
New York (continued)
Westchester Tobacco Asset
Securitization Corp., Series
B (RB)
5.00%, 06/01/41 (c) $ 200 $ 200,318
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
5.00%, 10/15/54 (c) 275 245,773
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB) (AG)
5.00%, 10/15/39 (c) 315 317,133
473,751,253
North Carolina : 0.9%
Columbus County Industrial
Facilities & Pollution Control
Financing Authority (RB)
4.20%, 05/01/34 500 527,999
North Carolina Department
of Transportation, I-77 Hot
Lanes Project (RB)
5.00%, 12/31/37 (c) 1,000 1,000,973
North Carolina Medical Care
Commission Retirement
Facilities (RB)
5.00%, 10/01/34 (c) 670 721,972
5.00%, 10/01/35 (c) 565 604,695
5.38%, 10/01/45 (c) 810 823,493
5.62%, 10/01/55 (c) 360 364,038
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage (RB)
5.00%, 10/01/33 (c) 1,000 1,084,556
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage,
Deerfield Episcopal
Retirement Community
Project,  Series B-4 (RB)
3.20%, 11/01/30 (c) 2,500 2,510,046
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage,
Deerfield Episcopal
Retirement Community
Project, Series A (RB)
5.25%, 11/01/56 (c) 2,000 2,010,579
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage,
Deerfield Episcopal
Retirement Community
Project, Series B-3 (RB)
3.45%, 11/01/30 (c) 1,750 1,757,004

Par
(000’s) Value
North Carolina (continued)
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage,
Salemtowne Project (RB)
5.38%, 10/01/45 (c) $ 1,760 $ 1,724,120
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage,
Salemtowne Project, Series
A (RB)
5.00%, 10/01/48 (c) 1,945 1,769,729
North Carolina Medical Care
Commission Retirement
Facilities First Mortgage,
Series A (RB)
5.25%, 11/01/46 (c) 3,955 4,076,706
North Carolina Medical Care
Commission, Retirement
Facilities (RB)
5.00%, 10/01/31 (c) 3,530 3,563,175
5.00%, 10/01/37 (c) 1,140 1,146,144
5.25%, 12/01/54 (c) 1,000 1,016,024
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage,
Penick Village Project, Series
B-3 (RB)
4.25%, 09/01/28 (c) 500 500,216
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB)
5.00%, 10/01/30 (c) 165 166,140
5.50%, 09/01/54 (c) 1,485 1,480,773
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB) (AG)
5.00%, 07/01/49 (c) 385 366,005
North Carolina Medical Care
Commission, Salemtowne
Project (RB)
5.25%, 10/01/37 (c) 465 465,260
North Carolina Turnpike
Authority (RB) (AG)
4.00%, 01/01/55 (c) 1,625 1,471,405
North Carolina Turnpike
Authority Triangle
Expressway System Senior
Lien (RB)
5.00%, 01/01/30 (c) 1,000 1,020,615
5.00%, 01/01/40 (c) 5,000 5,173,655
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/49 (c) 1,430 1,442,959
North Carolina Turnpike
Authority, Triangle
Expressway System, Series B
(RB) (AG)
5.00%, 01/01/32 (c) 600 638,573
Par
(000’s) Value
North Carolina (continued)
5.00%, 01/01/36 (c) $ 1,000 $ 1,052,723
38,479,577
North Dakota : 0.2%
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/32 (c) 2,000 2,143,483
City of Grand Forks, Altru
Health System, Series A (RB)
(AG)
5.00%, 12/01/53 (c) 1,000 1,009,384
City of Williston, Eagle Crest
Apartments LLC Project (RB)
6.25%, 09/01/23 (d) * 405 15,435
7.75%, 09/01/38 (c) (d) * 846 32,251
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
7.00%, 12/15/43 (c) (d) * 5,500 55
County of Ward, North Dakota
Health Care Facilities, Series
C (RB)
5.00%, 06/01/43 (c) 1,000 935,768
5.00%, 06/01/48 (c) 3,000 2,672,080
6,808,456
Ohio : 3.2%
Akron Bath Copley Joint
Township Hospital District,
Summa Health System (RB)
5.25%, 11/15/41 (c) 500 511,073
5.25%, 11/15/46 (c) 5,000 5,110,733
Brunswick City School District,
Classroom Facilities and
School Improvement (GO)
(BAM)
5.25%, 12/01/53 (c) 2,000 2,088,373
Buckeye Tobacco Settlement
Financing Authority, Series
B-2 (RB)
5.00%, 06/01/55 (c) 48,655 40,083,779
Centerville Ohio Health Care,
Graceworks Lutheran
Services (RB)
5.25%, 11/01/47 (c) 1,000 955,856
City of Norwood, Rookwood
Exchange Project (TA)
5.00%, 12/01/41 (c) 500 514,721
Cleveland Cuyahoga County,
Port Authority Cultural
Facility, Playhouse Square
Foundation Project (RB)
5.00%, 12/01/28 500 511,728
Cleveland-Cuyahoga County
Port Authority, Series A (RB)
5.88%, 01/01/49 (c) 750 748,530
Columbus Regional Airport
Authority, Series A (RB)
5.00%, 01/01/35 1,000 1,135,139
5.50%, 01/01/50 (c) 3,000 3,162,651

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
Columbus-Franklin County
Finance Authority Multifamily
Housing, Silver Birch Of
Columbus Project, Series A
(RB)
6.05%, 01/01/46 (c) $ 500 $ 503,764
Columbus-Franklin County
Finance Authority, Ohio
Dominican University Project
(RB) (SBG)
6.50%, 03/01/48 (c) 3,800 2,482,291
County of Allen, Ohio, Hospital
Facilities, Bon Secours Mercy
Health, Inc., Series A (RB)
5.00%, 11/01/33 3,000 3,463,052
5.00%, 11/01/34 1,000 1,164,797
County of Butler, Ohio Hospital
(RB)
5.00%, 11/15/32 (c) 1,035 1,061,616
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
4.75%, 02/15/47 (c) 340 306,649
5.25%, 02/15/47 (c) 10,000 9,635,407
5.50%, 02/15/52 (c) 1,225 1,196,256
5.50%, 02/15/57 (c) 3,000 2,915,538
County of Hamilton, Ohio
Hospital Facilities (RB)
5.50%, 08/01/51 (c) 1,000 1,022,403
County of Lukas, Ohio Hospital,
Promedica Healthcare, Series
A (RB) (AG)
5.25%, 11/15/48 (c) 9,000 8,805,906
County of Montgomery,
Premier Health Partners,
Series A (RB)
4.00%, 11/15/42 (c) 3,940 3,657,111
4.00%, 11/15/45 (c) 1,250 1,085,325
Development Finance
Authority Of Summit County
Student Housing, Prg -
Akron Properties Llc – The
University Of Akron Project,
Series A (RB) (BAM)
5.00%, 07/01/45 (c) 750 774,933
5.50%, 07/01/60 (c) 1,000 1,044,451
Hamilton County, Ohio
Healthcare Improvement (RB)
5.50%, 01/01/55 (c) 1,000 1,019,496
Jefferson County Port
Authority, JSW Steel USA Inc.
Project (RB)
3.50%, 12/01/51 (c) 1,000 833,464
Muskingum County, Ohio
Hospital Facilities, Genesis
HealthCare System Project
(RB)
5.00%, 02/15/33 (c) 490 491,051
5.00%, 02/15/44 (c) 1,750 1,749,865
Par
(000’s) Value
Ohio (continued)
Ohio Air Quality Development
Authority State Of Ohio Air
Quality Revenue, Ohio Valley
Electric Corporation Project,
Series A (RB)
3.88%, 01/01/36 (c) $ 1,500 $ 1,504,120
Ohio Air Quality Development
Authority State Of Ohio Air
Quality Revenue, Ohio Valley
Electric Corporation Project,
Series B (RB)
4.35%, 06/30/40 (c) 2,000 2,004,592
Ohio Air Quality Development
Authority, AMG Vanadium
Project (RB)
5.00%, 07/01/49 (c) 11,000 10,181,488
Ohio Air Quality Development
Authority, Dayton Co. Project,
Series B (RB)
4.25%, 11/01/40 (p) 2,000 2,035,516
Ohio Air Quality Development
Authority, Duke Energy Corp.
Project, Series B (RB)
4.25%, 11/01/39 (p) 1,000 1,016,183
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,750 2,754,451
Ohio Air Quality Development
Authority, Pratt Paper LLC
Project (RB)
4.25%, 01/15/38 (c) 1,000 1,004,550
4.50%, 01/15/48 (c) 2,000 1,871,846
Ohio Airport Special Revenue,
Continental Airlines, Inc.
Project (RB)
5.38%, 09/15/27 (c) 5,000 5,008,071
Ohio Housing Finance Agency
Multifamily Housing, Series
A (RB)
6.10%, 01/01/46 (c) 500 505,616
Ohio Housing Finance Agency,
Multifamily Housing, Haven's
Edge Apartments Project,
Series A (RB)
5.70%, 08/01/43 (c) 2,000 2,089,947
Ohio Housing Finance Agency,
Multifamily Housing, Series
A (RB)
6.25%, 01/01/45 (c) 250 258,603
6.25%, 01/01/45 (c) 250 258,603
6.25%, 01/01/45 (c) 250 258,603
6.50%, 01/01/45 (c) 500 517,006
Ohio Housing Finance Agency,
Series A (RB)
6.30%, 01/01/45 (c) 500 510,002
6.30%, 01/01/45 (c) 250 255,001

Par
(000’s) Value
Ohio (continued)
Ohio State University, Series
A (RB)
3.00%, 12/01/44 (c) $ 3,790 $ 3,056,326
Ohio University, Series A (RB)
5.00%, 12/01/45 (c) 1,250 1,268,122
Port of Greater Cincinnati
Development Authority (RB)
6.50%, 01/01/45 (c) 500 521,837
Southeastern Ohio Port
Authority, Hospital Facilities,
Memorial Health System
Project (RB)
5.00%, 12/01/35 (c) 245 244,762
5.00%, 12/01/43 (c) 1,240 1,139,300
5.50%, 12/01/43 (c) 70 68,651
136,369,154
Oklahoma : 1.0%
Atoka Industrial Development
Authority Solid Waste
Disposal Facilities, Gladieux
Metals Recycling Oklahoma,
LLC Project (RB)
8.00%, 08/01/39 (c) 1,000 50,000
Norman Regional Hospital
Authority (RB)
3.25%, 09/01/38 (c) 340 235,406
4.00%, 09/01/45 (c) 1,000 692,188
Oklahoma County Finance
Authority (RB)
6.50%, 06/15/64 (c) 1,250 1,238,681
Oklahoma Development
Finance Authority (RB)
5.00%, 07/01/35 (c) 1,100 1,100,137
Oklahoma Development
Finance Authority, Oklahoma
City University Project (RB)
5.00%, 08/01/44 (c) 4,305 4,144,512
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/33 (c) 700 722,223
5.25%, 08/15/43 (c) 2,900 2,928,518
5.25%, 08/15/48 (c) 11,000 10,806,931
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB) (AG)
5.50%, 08/15/52 (c) 7,295 7,295,946
5.50%, 08/15/57 (c) 7,290 7,252,866
Oklahoma Municipal Power
Authority, Power Supply
System, Series A (RB) (AG)
5.25%, 01/01/51 (c) 1,500 1,596,764
Rogers County Industrial
Development Authority (RB)
3.62%, 04/01/40 (c) 375 329,259
Par
(000’s) Value
Oklahoma (continued)
Tulsa Municipal Airport Trust,
American Airlines, Inc., Series
B (RB)
5.50%, 06/01/35 (c) $ 3,500 $ 3,504,226
41,897,657
Oregon : 0.2%
Multnomah County, Oregon
Hospital Facilities Authority,
Parkview Project, Series A
(RB) (AG)
4.00%, 12/01/36 (c) 1,000 979,504
Oregon State Facilities
Authority (RB)
5.50%, 06/15/45 (c) 475 479,118
5.62%, 06/15/55 (c) 810 802,732
6.00%, 06/15/65 (c) 1,000 1,014,079
Oregon State Facilities
Authority, Samaritan Health
Services Project, Series A (RB)
5.00%, 10/01/35 (c) 2,260 2,267,035
5.00%, 10/01/46 (c) 1,000 990,054
6,532,522
Pennsylvania : 3.1%
Adams County General
Authority, Brethren Home
Community Project, Series
A (RB)
5.00%, 06/01/34 (c) 250 267,836
5.00%, 06/01/59 (c) 1,000 952,600
Allegheny County Airport
Authority, Pittsburgh
International Airport, Series A
(RB) (AG)
5.50%, 01/01/48 (c) 1,410 1,476,273
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/28 425 435,093
5.00%, 05/01/28 620 645,169
5.00%, 05/01/32 (c) 250 255,226
5.00%, 05/01/33 (c) 250 258,524
5.00%, 05/01/42 (c) 2,000 2,012,213
5.00%, 05/01/42 (c) 2,245 2,264,505
5.00%, 05/01/42 (c) 1,960 2,021,691
5.38%, 05/01/42 (c) 4,000 4,055,329
Allentown Neighborhood
Improvement Zone
Development Authority Tax
(RB)
5.50%, 05/01/32 2,000 2,173,683
Berks County Municipal
Authority, Tower Health
Project, Series A-3 (RB)
5.00%, 06/30/39 (c) 10,064 9,284,817
Berks County Municipal
Authority, Tower Health
Project, Series B-1 (RB)
6.00%, 06/30/44 (c) 1,279 916,402

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Bucks County Industrial
Development Authority
Hospital (RB)
4.00%, 07/01/46 (c) $ 2,500 $ 2,171,438
5.00%, 07/01/40 (c) 1,250 1,298,568
Central Texas Regional Mobility
Authority, Subordinated Lien,
Series G (RB)
6.00%, 10/01/48 (c) 1,000 940,635
Chester County Health and
Education Facilities Authority,
Immaculata University
Project (RB)
5.00%, 11/01/46 (c) 430 369,448
Chester County Industrial
Development Authority,
Collegium Chapter School
Project, Series A (RB)
5.25%, 10/15/47 (c) 1,250 1,124,250
Chester County Industrial
Development Authority,
Woodland at Greystone
Project (SA)
5.00%, 03/01/38 (c) 900 907,425
5.12%, 03/01/48 (c) 1,502 1,468,428
City of Philadelphia Airport
Revenue (RB)
5.00%, 07/01/47 (c) 3,000 3,002,478
City of Philadelphia Airport
Revenue (RB) (AG)
4.00%, 07/01/46 (c) 1,750 1,597,203
City of Philadelphia,
Pennsylvania Airport, Series B
(RB)
5.00%, 07/01/34 820 932,833
Commonwealth Financing
Authority, Tobacco Master
Settlement Payment (RB) (AG)
4.00%, 06/01/39 (c) 2,000 2,000,274
Crawford County Hospital
Authority, Meadville Medical
Center Project, Series A (RB)
6.00%, 06/01/46 (c) 440 440,623
6.00%, 06/01/51 (c) 345 345,194
Cumberland County Municipal
Authority (RB)
4.00%, 01/01/33 (c) 125 125,045
5.00%, 01/01/45 (c) 3,000 2,886,906
Cumberland County Municipal
Authority, Pennsylvania,
Asbury Pennsylvania
Obligated Group (RB)
5.00%, 01/01/39 (c) 715 723,264
Delaware County Industrial
Development Authority,
Chester Community Charter
School Project, Series A (RB)
5.12%, 06/01/46 (c) 395 383,192
Par
(000’s) Value
Pennsylvania (continued)
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 $ 1,835 $ 1,965,725
Erie Pennsylvania Higher
Education Building Authority,
Mercyhurst University Project
(RB)
5.00%, 09/15/37 (c) 1,000 931,001
Franklin County Industrial
Development Authority,
Menno-Haven, Inc. Project
(RB)
5.00%, 12/01/49 (c) 500 451,489
5.00%, 12/01/54 (c) 215 188,265
Lancaster County Hospital
Authority, Brethren Village
Project (RB)
5.12%, 07/01/37 (c) 1,000 1,004,622
Lancaster County Hospital
Authority, St. Anne's
Retirement Community, Inc.
Project (RB)
5.00%, 03/01/40 (c) 425 408,797
5.00%, 03/01/45 (c) 310 271,779
5.00%, 03/01/50 (c) 425 353,352
Monroe County Industrial
Development Authority (TA)
5.00%, 07/01/33 250 255,968
Montgomery County Higher
Education and Health
Authority, Holy Redeemer
Health System, Series A (RB)
5.00%, 10/01/40 (c) 5,150 4,591,665
Montgomery County Higher
Education and Health
Authority, Presbytery Homes,
Inc. Project (RB)
5.00%, 12/01/47 (c) 2,000 1,946,212
Montgomery County Higher
Education and Health
Authority, Thomas Jefferson
University, Series B (RB)
5.00%, 05/01/47 (c) 1,800 1,823,885
Montgomery County Industrial
Development Authority,
Series A (RB)
4.10%, 04/01/53 (p) 2,500 2,560,691
Montgomery County Industrial
Development Authority,
Whitemarsh Continuing
Care Retirement Community
Project (RB)
5.00%, 01/01/30 (c) 125 125,116
5.25%, 01/01/40 (c) 870 870,353
Moon Industrial Development
Authority, Baptist Homes
Society (RB)
5.62%, 07/01/30 (c) 300 296,826

Par
(000’s) Value
Pennsylvania (continued)
6.00%, 07/01/45 (c) $ 590 $ 585,007
Northampton County Industrial
Development Authority,
Morningstar Senior Living,
Inc. Project (RB)
5.00%, 11/01/39 (c) 1,000 1,004,302
Pennsylvania Economic
Development Financing
Authority,  Penndot Major
Bridges Package One Project
(RB)
6.00%, 06/30/61 (c) 7,000 7,406,892
Pennsylvania Economic
Development Financing
Authority, Core Natural
Resources, Inc. Project (RB)
5.45%, 01/01/51 (c) (p) 2,500 2,730,545
Pennsylvania Economic
Development Financing
Authority, Covanta Project,
Series A (RB)
3.25%, 08/01/39 (c) 8,595 6,894,642
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,110,628
5.25%, 06/30/53 (c) 2,000 2,021,432
5.50%, 06/30/40 (c) 3,000 3,261,785
5.75%, 06/30/48 (c) 6,030 6,328,851
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB) (AG)
5.00%, 12/31/57 (c) 8,780 8,808,019
5.50%, 06/30/42 (c) 1,805 1,947,905
Pennsylvania Economic
Development Financing
Authority, Pennsylvania Rapid
Bridge Replacement Project
(RB)
5.00%, 12/31/26 (c) 1,485 1,496,486
5.00%, 12/31/28 (c) 575 578,476
5.00%, 12/31/30 (c) 410 412,135
5.00%, 06/30/42 (c) 6,945 6,952,565
Pennsylvania Economic
Development Financing
Authority, Tapestry Moon
Senior Housing Project,
Series A (RB)
6.50%, 12/01/38 (c) (d) * 3,040 395,200
6.75%, 12/01/53 (c) (d) * 6,470 841,100
Pennsylvania Economic
Development Financing
Authority, The Penndot Major
Bridges Package One Project
(RB)
5.50%, 06/30/43 (c) 400 424,920
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Higher
Educational Facilities
Authority, La Salle University
(RB)
5.00%, 05/01/37 (c) $ 1,915 $ 1,484,298
5.00%, 05/01/42 (c) 1,000 702,435
Pennsylvania Higher
Educational Facilities
Authority, University of
Sciences (RB)
5.00%, 11/01/42 (c) 405 405,079
Philadelphia Authority for
Industrial Development,
Chapter School Project (RB)
5.00%, 06/15/43 (c) 1,000 992,872
Philadelphia Authority for
Industrial Development,
Independence Charter School
West Project (RB)
5.00%, 06/15/39 (c) 355 355,099
Philadelphia Authority for
Industrial Development, KIPP
Philadelphia Charter School
Project, Series B (RB) (AG)
5.00%, 04/01/46 (c) 1,000 799,197
Philadelphia Authority for
Industrial Development, La
Salle University (RB)
4.00%, 05/01/42 (c) 2,000 1,227,935
Philadelphia Authority for
Industrial Development,
Performing Arts, String
Theory Charter School
Project (RB)
5.00%, 06/15/40 (c) 500 501,650
5.00%, 06/15/50 (c) 1,000 922,134
Philadelphia Authority for
Industrial Development,
Wesley Enhanced Living
Obligation Group, Series A
(RB)
5.00%, 07/01/32 (c) 735 743,380
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System (RB)
5.00%, 07/01/33 (c) 1,000 1,015,810
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System, Series A (RB)
5.00%, 07/01/31 (c) 1,240 1,263,373
5.00%, 07/01/32 (c) 220 223,823
Scranton-Lackawanna,
Pennsylvania Health and
Welfare Authority (RB)
5.00%, 06/01/36 (c) 1,500 1,432,332

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
The School District of
Philadelphia, Series F (GO)
(SAW)
5.00%, 09/01/26 $ 1,000 $ 1,015,228
132,067,846
Puerto Rico : 6.7%
Children's Trust Fund, Series
A (RB)
0.00%, 05/15/57 (c) ^ 200,000 9,511,460
Cofina Class 2 Trust (RB)
(AMBAC)
0.00%, 08/01/47 ^ 77 24,711
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
5.00%, 07/01/30 9,500 10,054,249
5.00%, 07/01/37 (c) 6,290 6,559,415
5.00%, 07/01/47 (c) 5,000 4,963,149
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/29 3,000 3,140,568
5.00%, 07/01/37 (c) 3,365 3,489,108
Puerto Rico Commonwealth,
Series A-1 (GO)
0.00%, 07/01/33 (c) ^ 17,588 12,892,898
4.00%, 07/01/41 (c) 8,260 7,764,027
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM)
4.00%, 07/01/33 (c) 13,570 13,724,116
4.00%, 07/01/35 (c) 12,538 12,600,076
4.00%, 07/01/37 (c) 9,000 8,853,990
5.75%, 07/01/31 10,055 11,105,902
Puerto Rico Electric Power
Authority (RB) (NATL)
5.25%, 07/01/30 2,705 2,752,870
5.25%, 07/01/32 450 458,344
5.25%, 07/01/33 1,000 1,015,766
5.25%, 07/01/34 2,740 2,782,471
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
University Plaza Project,
Series A (RB) (NATL)
5.00%, 07/01/33 (c) 20 20,049
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.00%, 07/01/46 (c) ^ 84,423 29,400,310
4.50%, 07/01/34 (c) 2,800 2,800,441
5.00%, 07/01/58 (c) 25,317 24,821,427
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AG)
4.55%, 07/01/40 (c) 10,414 10,431,589
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
(AMBAC)
4.75%, 07/01/53 (c) 32,216 31,123,671
Par
(000’s) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
4.33%, 07/01/40 (c) $ 30,145 $ 30,000,647
4.33%, 07/01/40 (c) 5,590 5,563,232
4.55%, 07/01/40 (c) 6,432 6,442,864
4.78%, 07/01/58 (c) 10,000 9,555,725
Puerto Rico Sales Tax Financing
Corp., Series B-1 (RB)
4.75%, 07/01/53 (c) 3,334 3,220,956
5.00%, 07/01/58 (c) 3,000 2,899,877
Puerto Rico Sales Tax Rev
Restructed BDS Cofina A-1
(RB)
0.00%, 07/01/51 (c) ^ 55,151 14,041,522
282,015,430
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.
(RB) (AG)
5.00%, 07/01/65 (c) 1,250 1,234,211
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/26 100 100,525
5.00%, 09/01/31 (c) 500 501,999
5.00%, 09/01/36 (c) 3,750 3,757,552
Rhode Island Health and
Educational Building Corp.,
Lifespan (RB)
5.00%, 05/15/33 (c) 1,000 1,002,969
5.00%, 05/15/39 (c) 2,215 2,217,716
Rhode Island Health And
Educational Building
Corporation Hospital
Financing, Brown University
Health Obligated Group
Issue, Series B (RB)
5.00%, 05/15/31 (c) 3,500 3,847,126
12,662,098
South Carolina : 0.5%
Berkeley County, South
Carolina Nexton
Improvement District (SA)
4.38%, 11/01/49 (c) 800 699,616
Goose Creek, South Carolina
Carnes Crossroads
Improvement District (SA)
5.25%, 10/01/45 (c) 500 501,969
Piedmont Municipal Power
Agency, South Carolina
Electric, Series C (RB)
5.00%, 01/01/34 (c) 1,000 1,018,474
South California Jobs, Economic
Development Authority
Hospital Facilities, Bon
Second Mercy Health, Inc.,
Series A (RB)
5.25%, 11/01/44 (c) 500 543,124

Par
(000’s) Value
South Carolina (continued)
South California Jobs, Economic
Development Authority
Hospital Facilities, Bon
Second Mercy Health, Inc.,
Series B (RB)
5.00%, 11/01/49 (c) (p) $ 1,000 $ 1,120,375
South Carolina Jobs-Economic
Development Authority (RB)
5.75%, 12/01/60 (c) 1,000 996,301
5.80%, 12/01/50 (c) 1,000 1,013,494
7.15%, 08/15/55 (c) 500 519,237
South Carolina Jobs-Economic
Development Authority
Educational Facilities,Series
A (RB)
5.50%, 06/15/33 (c) 2,000 1,999,908
South Carolina Jobs-Economic
Development Authority
Health Facilities, Series B-3
(RB)
4.00%, 12/01/30 1,250 1,261,059
South Carolina Jobs-Economic
Development Authority,
Beaufort Memorial Hospital
& South of Broad Healthcare
Project (RB)
5.75%, 11/15/54 (c) 1,000 1,017,584
South Carolina Jobs-Economic
Development Authority,
Educational Facilities (RB)
6.50%, 06/15/54 (c) 1,000 1,003,601
South Carolina Jobs-Economic
Development Authority,
Hampton Medical Center
Project (RB)
5.00%, 11/01/33 (c) 500 506,456
5.00%, 11/01/37 (c) 650 653,055
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.75%, 06/15/49 (c) 500 441,503
South Carolina Jobs-Economic
Development Authority,
South Carolina Episcopal
Home at Still Hopes (RB)
5.00%, 04/01/47 (c) 3,000 2,858,963
South Carolina Jobs-Economic
Development Authority, The
Lutheran Homes of South
Carolina, Inc. (RB)
5.00%, 05/01/43 (c) 320 287,398
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 110 110,237
5.25%, 11/15/37 (c) 2,000 2,037,205
5.25%, 11/15/52 (c) 2,000 1,932,507
Par
(000’s) Value
South Carolina (continued)
South Carolina Jobs-Economic
Deveopment Authority
Entrance Feee Principal,
Wesley Commons Project,
Series B (RB)
3.88%, 10/01/30 $ 500 $ 501,687
South Carolina Jobs-Economic
Deveopment Authority,
Wesley Commons Project,
Series A (RB)
5.62%, 10/01/50 (c) 500 501,909
5.62%, 10/01/60 (c) 1,185 1,170,793
22,696,455
South Dakota : 0.1%
City of Sioux Falls, Dow
Rummel Village Project (RB)
5.00%, 11/01/42 (c) 750 716,578
5.00%, 11/01/46 (c) 500 448,364
County of Lincoln, South
Dakota Economic
Development, Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/51 (c) 1,550 1,253,619
4.00%, 08/01/56 (c) 1,410 1,108,661
4.00%, 08/01/61 (c) 1,300 998,085
4,525,307
Tennessee : 0.8%
Bristol Industrial Development
Board, Pinnacle Project,
Series A (RB)
5.00%, 12/01/35 (c) 2,000 1,920,288
Chattanooga Health,
Educational and Housing
Facility Board, Series A-2 (RB)
5.00%, 08/01/44 (c) 310 318,286
Knox County Health
Educational and Housing
Facility Board (RB)
4.00%, 09/01/40 (c) 295 271,159
4.00%, 09/01/47 (c) 290 229,961
5.00%, 04/01/36 (c) 1,055 1,064,966
Metropolitan Government
of Nashville and Davidson
County, Health and
Educational Facilities Board,
Lipscomb University Project,
Series A (RB)
5.25%, 10/01/58 (c) 2,000 1,882,843
Metropolitan Nashville
Airport Authority Airport
Improvement, Series B (RB)
5.00%, 07/01/40 (c) 1,050 1,164,207
5.00%, 07/01/41 (c) 1,000 1,102,514
5.00%, 07/01/42 (c) 1,050 1,143,327
5.00%, 07/01/43 (c) 1,000 1,074,124
5.00%, 07/01/44 (c) 1,750 1,858,206
5.00%, 07/01/45 (c) 1,250 1,311,588
5.00%, 07/01/46 (c) 1,250 1,300,715

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Tennessee (continued)
5.50%, 07/01/56 (c) $ 1,250 $ 1,329,027
Metropolitan Nashville Airport
Authority, Series B (RB)
5.25%, 07/01/35 (c) 680 759,584
Shelby County, Tennessee
Health Educational and
Housing Facility, Madrone
Memphis Student Housing I,
LLC - University of Memphis
Project, Series A-1 (RB)
5.00%, 06/01/44 (c) 500 499,156
5.25%, 06/01/56 (c) 750 723,051
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53 (c) (p) 7,875 8,428,700
Tennessee Energy Acquisition
Corp., Gas Project, Series B
(RB)
5.62%, 09/01/26 5,000 5,064,405
The Health And Educational
Facilities Board Of Rutherford
County, Tennessee Student
Housing, Madrone – Mtsu
Student Housing I, Llc Project,
Series A-1 (RB) (BAM)
5.00%, 07/01/50 (c) 845 847,081
32,293,188
Texas : 6.5%
Angelina and Neches River
Authority, Industrial
Development Corp.,
Solid Waste Disposal and
Wastewater Treatment
Facilities, Series A (RB)
7.50%, 12/01/45 (c) (d) * 1,500 30,000
Arlington Higher Education
Finance Corp., Basis Texas
Charter Schools, Inc. (RB)
4.88%, 06/15/59 (c) 1,000 895,920
5.00%, 06/15/64 (c) 500 449,646
Arlington Higher Education
Finance Corp., Cypress
Christian School (RB)
5.75%, 06/01/43 (c) 1,000 1,020,804
6.00%, 06/01/53 (c) 1,000 1,002,750
6.25%, 06/01/63 (c) 1,000 1,006,898
Arlington Higher Education
Finance Corp., Legacy
Traditional School - Texas
Project, Series A (RB)
6.75%, 02/15/62 (c) 5 4,997
Arlington, Texas Higher
Education Finance Corp. (RB)
5.62%, 06/15/45 (c) 2,000 2,042,883
5.75%, 06/15/55 (c) 1,000 1,010,221
5.88%, 06/15/65 (c) 4,000 4,047,524
Par
(000’s) Value
Texas (continued)
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33 (c) $ 500 $ 503,845
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/27 280 282,826
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series B (RB)
5.00%, 01/01/34 (c) 500 502,627
Bexar County Health Facilities
Development Corp., Army
Retirement Residence project
(RB)
5.00%, 07/15/37 (c) 850 859,851
5.00%, 07/15/41 (c) 2,000 2,000,313
Board of Managers, Joint
Guadalupe County, City of
Seguin Hospital (RB)
5.00%, 12/01/40 (c) 610 610,000
5.00%, 12/01/45 (c) 215 202,074
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SAW)
8.50%, 03/01/39 (c) 3,510 175,500
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SBG)
7.00%, 03/01/39 (c) (d) * 1,785 89,250
Brooks Development Authority
Senior Lien Term Rate
Revenue, Series C (RB)
5.00%, 08/15/42 (c) (p) 250 256,448
Brooks Development Authority
Special Facilities Hotel
Revenue (RB)
5.88%, 08/15/52 (c) 250 238,891
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26 (c) 2,200 2,168,072
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27 (c) 6,500 6,521,364
Cities Of Dallas And Fort Worth,
Texas Dallas Fort Worth
International Airport, Series
A-1 (RB)
5.25%, 11/01/46 (c) 13,210 13,901,636

Par
(000’s) Value
Texas (continued)
Cities Of Dallas And Fort Worth,
Texas Dallas Fort Worth
International Airport, Series
A-2 (RB)
5.00%, 11/01/50 (c) (p) $ 5,000 $ 5,330,426
City Of Austin, Texas Airport
System Revenue (RB)
5.00%, 11/15/44 (c) 1,025 1,079,316
City of Houston TX Airport
System Revenue (RB)
5.00%, 07/15/28 2,965 3,053,128
City Of Houston, Texas Airport
System Special Facilities
Revenue (United Airlines,
Inc. Terminal Improvement
Projects) Series B (RB)
5.25%, 07/15/30 4,500 4,768,640
City Of Houston, Texas Airport
System Special Facilities
Revenue, Series B (RB)
5.25%, 07/15/28 1,500 1,553,224
5.25%, 07/15/31 5,000 5,343,729
City Of Houston, Texas Airport
System Special Facilities
Revenue, United Airlines,
Inc. Terminal Improvement
Projects, Series B (RB)
5.50%, 07/15/37 (c) 1,300 1,405,608
5.50%, 07/15/38 (c) 1,250 1,344,747
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
A (RB)
4.00%, 07/01/41 (c) 7,500 6,917,953
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
B-1 (RB)
4.00%, 07/15/41 (c) 21,780 20,087,115
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 5,590 5,689,382
5.00%, 07/15/28 2,500 2,574,307
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B (RB)
5.25%, 07/15/33 3,000 3,250,963
5.25%, 07/15/34 4,000 4,342,898
5.50%, 07/15/35 (c) 3,000 3,306,147
5.50%, 07/15/36 (c) 4,000 4,380,377
5.50%, 07/15/37 (c) 3,000 3,271,023
5.50%, 07/15/38 (c) 5,425 5,882,120
5.50%, 07/15/39 (c) 4,000 4,320,242
Par
(000’s) Value
Texas (continued)
City of Houston, Texas Airport
System, Series A (RB)
5.00%, 07/01/32 $ 500 $ 560,278
5.00%, 07/01/33 500 565,734
5.00%, 07/01/34 500 571,185
City Of Lavon, Texas, A
Municipal Corporation Of
The State Of Texas Located
In Collin County, Special
Assessment (SA)
5.75%, 09/15/55 (c) 250 249,266
Clifton Higher Education
Finance Corp. (RB)
5.00%, 02/15/33 500 563,626
5.00%, 02/15/34 750 853,321
5.00%, 02/15/35 (c) 750 851,474
Clifton Higher Education
Finance Corp., Series A (RB)
6.00%, 06/15/48 (c) 1,000 950,916
Clifton Higher Education
Finance Corp., Valor
Education, Series A (RB)
6.00%, 06/15/54 (c) 500 465,475
Dallas County Flood Control
District No. 1 (GO)
5.00%, 04/01/32 (c) 850 850,313
Dallas Fort Worth, Texas
International Airport, Series
A-1 (RB)
5.00%, 11/01/31 1,500 1,673,182
5.00%, 11/01/36 (c) 1,000 1,124,277
5.25%, 11/01/44 (c) 2,000 2,146,344
Dallas Fort Worth, Texas
International Airport, Series
A-2 (RB)
5.00%, 11/01/50 (c) (p) 2,575 2,846,204
Dallas Texas Housing
Finance Corp. Residential
Development, The Briscoe
Apartments, Series A (RB)
6.00%, 12/01/62 (c) 1,000 940,300
FW Chaparral PFC Residential
Development (RB)
5.00%, 10/01/35 (c) 500 537,260
Harris County Cultural
Education Facilities Finance
Corporation First Mortgage,
Brazos Presbyterian Homes
Inc. Project, Series A (RB)
5.12%, 01/01/48 (c) 1,755 1,726,280
Harris County, Cultural
Education Facilities Finance
Corp., Brazoz Presbyterian
Homes, Inc. Project (RB)
5.00%, 01/01/48 (c) 1,000 967,477
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/27 ^ 590 560,968

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
0.00%, 11/15/29 ^ $ 1,405 $ 1,262,848
0.00%, 11/15/30 ^ 115 100,335
Harris County, Houston Sports
Authority, Second Lien, Series
B (RB) (AG)
5.00%, 11/15/46 (c) 1,000 1,036,791
Hunt Memorial Hospital
District, Texas (GO)
4.38%, 02/15/36 250 247,702
6.00%, 02/15/45 (c) 500 510,520
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project, Series A (RB)
5.25%, 05/15/50 (c) 1,000 1,054,796
Matagorda County, Navigation
District No. 1, Series A (RB)
(AMBAC)
4.40%, 05/01/30 1,035 1,087,391
Matagorda County, Navigation
District No. 1, Series B-1 (RB)
4.00%, 06/01/30 (c) 3,750 3,752,063
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.12%, 02/15/30 (c) (d) * 237 2,369
5.12%, 02/15/42 (c) (d) * 907 9,069
Mission Economic
Development Corp., Graphic
Packaging International LLC
Project (RB)
5.00%, 12/01/64 (p) 2,750 2,854,420
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) 15,660 15,718,858
Mission Texas Economic
Development Corp., Series
A (RB)
6.75%, 08/15/45 (c) 250 257,605
Montgomery County Toll Road
Authority (RB)
5.00%, 09/15/43 (c) 3,310 3,311,811
5.00%, 09/15/48 (c) 5,915 5,915,816
New Hope Cultural Education
Facilities Finance Corp. (RB)
5.25%, 07/01/32 250 255,039
5.38%, 01/01/55 (c) 1,000 998,794
5.38%, 01/01/60 (c) 500 493,127
6.75%, 07/01/44 (c) 500 517,657
New Hope Cultural Education
Facilities Finance Corp. (RB)
(BAM)
4.00%, 08/15/36 (c) 1,000 936,985
Par
(000’s) Value
Texas (continued)
New Hope Cultural Education
Facilities Finance Corp., 4-K
Housing, Inc. Stoney Brook
Project, Series B (RB)
5.00%, 07/01/52 (c) $ 235 $ 110,450
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
5.00%, 07/01/36 (c) 230 230,759
New Hope Cultural Education
Facilities Finance Corp.,
Jubilee Academic Center,
Series A (RB)
5.00%, 08/15/59 (c) 1,500 1,334,727
New Hope Cultural Education
Facilities Finance Corp.,
Jubilee Academic Center,
Series B (RB)
4.00%, 08/15/41 (c) 2,315 2,055,929
5.00%, 08/15/54 (c) 1,500 1,343,291
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27 (c) 75 73,371
New Hope Cultural Education
Facilities Finance Corp.,
Morningside Ministries
Project, Series a (RB)
5.00%, 01/01/55 (c) 2,000 1,685,391
New Hope Cultural Education
Facilities Finance Corp., MRC
Senior Living - The Langford
Project, Series A (RB)
5.50%, 11/15/46 (c) 750 659,670
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/35 (c) 100 99,774
5.00%, 07/01/47 (c) 440 414,267
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project (RB)
5.25%, 10/01/49 (c) 1,000 945,768
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project, Series A (RB)
5.25%, 10/01/55 (c) 1,500 1,387,563
New Hope Cultural Education
Facilities Finance Corp.,
Sanctuary LTC Project, Series
A-1 (RB)
5.50%, 01/01/57 (c) 4,000 3,675,932

Par
(000’s) Value
Texas (continued)
New Hope Cultural Education
Facilities Finance Corp.,
Superior Living Foundation
Project, Series A (RB)
6.50%, 07/01/56 (c) $ 4,500 $ 4,438,528
New Hope Cultural Education
Facilities Finance Corp.,
Wesleyan Homes, Inc. Project
(RB)
5.00%, 01/01/50 (c) 185 175,015
5.00%, 01/01/55 (c) 185 171,855
5.50%, 01/01/35 (c) 1,000 1,001,407
New Hope Cultural Education
Facilities Finance Corporation
Senior Living, Superior Living
Foundation Project, Series
A (RB)
6.25%, 07/01/45 (c) 1,450 1,451,508
North East Texas Regional
Mobility Authority (RB)
5.00%, 01/01/43 (c) 750 799,231
5.25%, 01/01/44 (c) 1,000 1,075,121
5.25%, 01/01/45 (c) 750 798,200
5.25%, 01/01/46 (c) 1,000 1,056,961
North Texas Tollway Authority
(RB)
5.00%, 01/01/35 (c) 1,000 1,159,963
Port Beaumont Navigation
District, Allegiant Industrial
Island Park Project (RB)
8.00%, 02/01/39 (c) (d) * 2,725 1,771,250
Port of Beaumont Navigation
District (RB)
5.00%, 01/01/39 (c) 2,000 2,005,052
Pottsboro Higher Education
Finance Corp., Imagine
International Academy of
North Texas LLC, Series A
(RB)
5.00%, 08/15/36 (c) 1,055 1,056,151
5.00%, 08/15/46 (c) 1,400 1,291,796
Reagan Hospital District, Series
A (GO)
5.12%, 02/01/39 (c) 1,000 1,000,067
Tarrant County Cultural
Education Facilities Finance
Corp., Air Force Villages
Obligated Group Project (RB)
5.00%, 05/15/37 (c) 125 125,144
Tarrant County Cultural
Education Facilities Finance
Corp., C.C. Young Memorial
Home Project, Series A (RB)
6.38%, 02/15/48 (c) (d) * 535 422,650
Tarrant County Cultural
Education Facilities Finance
Corp., Christus Health, Series
B (RB)
5.00%, 07/01/48 (c) 2,500 2,525,467
Par
(000’s) Value
Texas (continued)
Texas Municipal Gas
Acquisition & Supply Corp.
VI (RB)
5.00%, 01/01/36 (c) $ 3,500 $ 3,797,091
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 925 973,817
5.00%, 12/15/29 1,375 1,468,065
5.00%, 12/15/32 3,425 3,732,500
Texas Municipal Gas
Acquisition and Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) 2,000 2,165,325
Texas Municipal Gas
Acquisition and Supply Corp.,
Series D (RB)
6.25%, 12/15/26 360 371,330
Texas Private Activity Bond
Surface Transportation Corp.,
Managed Lanes Project,
Series A (RB)
4.00%, 12/31/38 (c) 4,550 4,557,689
4.00%, 12/31/39 (c) 2,550 2,549,941
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
North Tarrant Express Project
(RB)
5.50%, 12/31/58 (c) 6,000 6,192,106
Texas Private Activity Bond
Surface Transportation
Corp., NTE Mobility Partners
Segments LLC (RB)
5.00%, 06/30/58 (c) 21,605 21,115,273
5.50%, 06/30/42 (c) 2,250 2,372,095
5.50%, 06/30/43 (c) 1,000 1,048,859
Town of Westlake, Solana
Public Improvement District
(SA)
6.12%, 09/01/35 (c) 910 910,309
6.25%, 09/01/40 (c) 910 911,516
6.38%, 09/01/45 (c) 885 884,958
276,446,693
Utah : 0.8%
Arrowhead Springs Public
Infrastructure District Limited
Tax (GO)
6.00%, 03/01/56 (c) 500 498,961
Black Desert Public
Infrastructure District (GO)
4.00%, 03/01/51 (c) 1,000 802,945
Black Ridge Infrastructure
Financing District (SA)
6.00%, 12/01/45 (c) 1,000 1,003,182
6.25%, 12/01/54 (c) 1,000 1,003,445

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Utah (continued)
Fields Estates Public
Infrastructure District, Series
A (GO)
6.12%, 03/01/55 (c) $ 500 $ 502,977
Fields Estates Public
Infrastructure District, Series
A-2 (SA)
5.25%, 12/01/53 (c) 1,000 972,562
Grapevine Wash Local District,
Grapevine Wash Assessment
Area No. 1, Series A-2 (SA)
5.25%, 12/01/44 (c) 1,000 992,293
Mida Mountain Village Public
Infrastructure District (TA)
5.12%, 06/15/54 (c) 1,000 984,872
6.00%, 06/15/54 (c) 1,000 1,024,778
Mida Mountain Village Public
Infrastructure District Tax
Allocation Revenue, Series
2 (TA)
5.00%, 06/01/35 (c) 370 289,733
5.75%, 06/01/43 (c) 1,700 1,281,517
Mida Mountain Village Public
Infrastructure District,
Mountain Village Assessment
Area, Series A (SA)
5.00%, 08/01/50 (c) 2,000 1,954,813
Salt Lake City, Utah Airport,
Salt Lake City International
Airport, Series A (RB)
5.25%, 07/01/42 (c) 1,375 1,487,125
5.25%, 07/01/48 (c) 3,000 3,103,067
Salt Lake City, Utah Airport,
Series A (RB)
5.00%, 07/01/37 (c) 1,000 1,125,743
5.00%, 07/01/47 (c) 10,000 10,020,433
Verk Industrial Regional Public
Infrastructure District (TA)
6.62%, 09/01/47 (c) 500 526,225
Wakara Ridge Public
Infrastructure District, Special
Assessment Area (SA)
5.62%, 12/01/54 (c) 3,150 3,208,949
Washington County, Black
Desert Public Infrastructure
District (SA)
5.62%, 12/01/53 (c) 1,000 1,006,417
Wolf Creek Infrastructure
Financing District No. 1 (SA)
5.75%, 12/01/44 (c) 2,000 2,051,912
33,841,949
Vermont : 0.0%
Vermont Economic
Development Authority,
Wake Robin Corp. Project,
Series A (RB)
4.00%, 05/01/37 (c) 500 489,769
Underline
Par
(000’s) Value
Virgin Islands : 0.3%
Matching Fund Special Purpose
Securitization Corp., Virgin
Islands, Series A (RB)
5.00%, 10/01/28 $ 1,000 $ 1,035,487
5.00%, 10/01/32 5,010 5,339,628
5.00%, 10/01/39 (c) 2,000 2,098,966
Virgin Islands Hotel
Development Financing
Corporation, Series A-1 (RB)
5.75%, 02/01/45 (c) 500 497,646
Virgin Islands Public Finance
Authority, Series A (RB)
6.00%, 04/01/53 (c) 2,000 2,001,695
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note (RB) (NATL)
4.25%, 10/01/29 (c) 720 722,399
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note, Series C (RB)
4.50%, 10/01/44 (c) 550 494,143
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/30 (c) 800 800,211
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/01/27 (c) 170 164,522
13,154,697
Virginia : 1.9%
Bristol Industrial Development
Authority, Series B (RB)
6.35%, 11/01/44 (c) (d) * 250 160,000
Cherry Hill Community
Development Authority,
Potomac Shores Project (SA)
5.15%, 03/01/35 (c) 200 200,314
Chesapeake Bay Bridge and
Tunnel District, First Tier (RB)
5.00%, 07/01/46 (c) 5,000 5,003,889
5.00%, 07/01/51 (c) 1,025 1,025,211
City of Hopewell, Sewer
System, Series A (RB)
5.00%, 07/15/33 (c) 220 220,174
Economic Development
Authority of Henrico County,
Bon Secours Mercy Health,
Inc., Series A (RB)
5.00%, 11/01/35 1,000 1,169,699
Farms New Kent Community
Development Authority,
Series A (SA)
3.75%, 03/01/36 (c) 2,205 2,172,985

Par
(000’s) Value
Virginia (continued)
Farmville Industrial
Development Authority,
Educational Facilities,
Longwood University Student
Housing Projects, Series A
(RB)
5.00%, 01/01/50 (c) $ 1,500 $ 1,364,772
5.00%, 01/01/59 (c) 1,000 882,475
Henrico County Economic
Development Authority,
Series A (RB)
5.00%, 11/01/48 (c) 2,000 2,072,760
James City County Economic
Development Authority,
Series A (RB)
6.88%, 12/01/58 (c) 1,000 1,081,324
Lynchburg Economic
Development Authority,
Central Health, Inc., Series
A (RB)
5.00%, 01/01/47 (c) 4,950 4,956,981
Powhatan County Economic
Development Authority (RB)
6.12%, 09/01/60 (c) 4,000 3,999,991
Tobacco Settlement Financing
Corp. (RB)
5.00%, 06/01/47 (c) 6,000 5,031,250
Virginia Beach Development
Authority (RB)
5.00%, 09/01/40 (c) 1,750 1,773,325
Virginia Beach Development
Authority, Series A (RB)
7.00%, 09/01/53 (c) 1,000 1,098,802
7.00%, 09/01/59 (c) 6,560 7,175,695
Virginia Small Business
Financing Authority (RB)
5.00%, 12/31/52 (c) 3,000 2,861,935
Virginia Small Business
Financing Authority, 95
Express Lanes LLC Project
(RB)
5.00%, 01/01/34 (c) 2,000 2,171,897
Virginia Small Business
Financing Authority, Elizabeth
River Crossing OPCO, LLC
Project (RB)
4.00%, 01/01/38 (c) 5,000 5,007,571
Virginia Small Business
Financing Authority, I-495 Hot
Lanes Project (RB)
5.00%, 12/31/47 (c) 6,305 6,313,629
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Lifespire of Virginia (RB) (AG)
4.00%, 12/01/36 (c) 1,000 1,011,031
Par
(000’s) Value
Virginia (continued)
Virginia Small Business
Financing Authority, Senior
Lien 95 Express Lanes, LLC
Project (RB)
4.00%, 01/01/40 (c) $ 1,250 $ 1,222,549
4.00%, 01/01/41 (c) 1,000 960,666
4.00%, 01/01/48 (c) 3,925 3,412,840
5.00%, 01/01/33 (c) 4,945 5,404,081
Virginia Small Business
Financing Authority, Senior
Lien I-495 Hot Lanes Project
(RB)
5.00%, 12/31/52 (c) 2,000 1,995,979
Virginia Small Business
Financing Authority, Senior
Lien Transform 66 P3 Project
(RB)
5.00%, 12/31/56 (c) 5,520 5,217,960
Virginia Small Business
Financing Authority, Senior
Lien, 95 Express Lanes LLC
Project (RB)
4.00%, 01/01/39 (c) 2,960 2,941,865
Virginia Small Business
Financing Authority, Series
A (RB)
5.50%, 12/01/54 (c) 1,000 1,027,946
Virginia Small Business
Financing Authority,
Transform 66 P3 Project (RB)
5.00%, 12/31/49 (c) 1,000 960,547
Wise County, Virginia Industrial
Development Authority,
Series A (RB)
3.12%, 10/01/40 (p) 1,000 1,010,287
80,910,430
Washington : 1.1%
King County, Washington Public
Hospital District No. 4, Series
A (RB)
6.62%, 12/01/45 (c) 500 505,472
King County, Washington Public
Hospital, District No. 4, Series
A (RB)
5.50%, 12/01/35 500 505,438
7.00%, 12/01/60 (c) 1,000 1,018,761
Port Seattle Washington
Industrial Development
Corp., Delta Air Lines, Inc.
Project (RB)
5.00%, 04/01/30 (c) 1,800 1,800,506
Washington Economic
Development Finance
Authority Port, Husky
Terminal Improvement
Project (RB)
5.88%, 12/01/45 (c) (p) 500 504,471

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/34 (c) $ 205 $ 210,862
5.00%, 08/15/37 (c) 1,500 1,533,569
Washington State Convention
Center Public Facilities
District (RB)
4.00%, 07/01/58 (c) 2,000 1,632,730
Washington State Housing
Finance Commission (RB)
3.50%, 12/20/35 3,207 3,147,265
Washington State Housing
Finance Commission
Nonprofit Housing Revenue
And Refunding, Horizon
House Project, Series B-3 (RB)
4.38%, 01/01/33 (c) 3,000 3,006,825
Washington State Housing
Finance Commission
Nonprofit Housing Revenue,
Horizon House Project, Series
A (RB)
6.00%, 01/01/46 (c) 1,000 1,005,312
6.25%, 01/01/56 (c) 2,000 2,006,701
Washington State Housing
Finance Commission,
Bayview Manor Senior
Project, Series A (RB)
5.00%, 07/01/36 (c) 1,150 1,151,490
5.00%, 07/01/46 (c) 2,150 2,031,507
Washington State Housing
Finance Commission,
Blakeley and Laurel Village,
Series A (RB) (BAM)
5.25%, 07/01/55 (c) 3,000 3,005,655
Washington State Housing
Finance Commission, Eliseo
Project, Series A (RB)
4.00%, 01/01/41 (c) 3,000 2,494,633
Washington State Housing
Finance Commission,
Parkshore Juanita Bay
Project, Series A (RB)
5.75%, 01/01/53 (c) 1,000 969,008
Washington State Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/36 (c) 2,125 2,141,107
5.00%, 01/01/51 (c) 3,495 3,190,675
Washington State Housing
Finance Commission, Radford
Court and Nordheim Court
Portfolio (RB)
5.00%, 07/01/54 (c) 500 460,643
5.50%, 07/01/59 (c) 1,000 984,292
Par
(000’s) Value
Washington (continued)
Washington State Housing
Finance Commission,
Transforming Age Projects,
Series A (RB)
5.00%, 01/01/55 (c) $ 6,000 $ 5,397,845
Washington State Housing
Finance Commission, Wesley
Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c) 500 458,609
5.00%, 07/01/51 (c) 5,055 4,484,609
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 3,950 4,110,541
47,758,526
West Virginia : 0.2%
Harrison County Building
Commission, General
Services Administration
Building Project (RB)
3.12%, 10/01/45 (c) 700 472,171
3.25%, 10/01/50 (c) 820 533,320
3.50%, 10/01/40 (c) 1,000 822,773
West Virginia Economic
Development Authority, Solid
Waste Facility, Commercial
Metals Company Project (RB)
4.62%, 04/15/55 (c) (p) 2,500 2,558,324
West Virginia Economic
Development Authority, Solid
Waste Facility, Core Natural
Resources, Inc. Project (RB)
5.45%, 01/01/55 (c) (p) 3,500 3,821,713
8,208,301
Wisconsin : 3.2%
Public Finance Authority (RB)
0.00%, 12/15/39 (c) ^ 165 68,339
5.75%, 06/30/60 (c) 21,815 22,608,896
5.75%, 12/31/65 (c) 2,000 2,069,782
6.50%, 06/30/60 (c) 18,200 20,107,436
Public Finance Authority
Education, Pinecrest
Academy Of Nevada—
Pinecrest Academy Springs
Campus Project, Series A (RB)
4.00%, 07/15/33 (c) 1,250 1,255,767
Public Finance Authority
Educational Facilities, Charter
Day School, Inc. Project,
Series A (RB)
5.00%, 12/01/55 (c) 1,000 875,250
Public Finance Authority
Educational Facilities,
Cincinnati Classical Academy,
Series A (RB)
6.00%, 06/15/64 (c) 500 493,003

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority
Retirement Facilities,
Southminster (RB)
5.00%, 10/01/48 (c) $ 1,000 $ 950,071
Public Finance Authority
Student Housing, Prg -
Oxford Properties Llc Project,
Series A (RB) (BAM)
5.00%, 07/01/45 (c) 1,000 1,029,636
5.25%, 07/01/55 (c) 1,000 1,026,367
Public Finance Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.12%, 06/01/48 (c) 250 231,226
Public Finance Authority,
Bonnie Cone Classical
Academy, Inc. (RB)
5.62%, 06/15/54 (c) 750 585,829
5.62%, 06/15/59 (c) 1,000 766,030
Public Finance Authority,
Carson Valley Medical Center,
Series A (RB) (SAW)
4.00%, 12/01/51 (c) 5,250 4,277,518
Public Finance Authority,
Celanese Corp., Series C (RB)
4.30%, 11/01/30 (c) 1,000 1,000,546
Public Finance Authority,
Chapter School (RB)
5.00%, 07/01/55 (c) 2,000 1,820,316
5.00%, 07/01/60 (c) 1,000 892,950
Public Finance Authority,
Chapter School, Series A (RB)
5.00%, 06/15/54 (c) 1,375 1,258,798
Public Finance Authority,
Chapter School, Series B (RB)
0.00%, 07/01/62 1,000 816,250
Public Finance Authority,
Cornerstone Charter
Academy, Series A (RB)
5.12%, 02/01/46 (c) 550 537,706
Public Finance Authority,
Crossroads Health Project,
Series A (RB)
8.00%, 07/01/53 (c) 1,000 1,005,935
8.12%, 07/01/58 (c) 1,000 1,007,117
Public Finance Authority,
Educational Facilities, Lake
Erie College Project, Series
A (RB)
5.88%, 10/01/54 (c) 1,000 618,621
Public Finance Authority,
Foundation Academy Charter
School Project (RB)
5.00%, 07/01/35 295 313,426
Public Finance Authority, Grand
Hyatt San Antonio Hotel
Acquisition Project, Series A
(RB)
5.00%, 02/01/52 (c) 2,000 1,964,753
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Healthcare Facility Expansion,
Church Home of Hartford,
Inc. Project, Series A (RB)
5.00%, 09/01/38 (c) $ 1,500 $ 1,500,726
Public Finance Authority,
Kanala NUI Project (RB)
5.25%, 11/15/50 (c) 1,000 1,018,835
5.25%, 11/15/61 (c) 1,000 1,009,437
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29 (c) 275 255,763
5.00%, 03/01/37 (c) 1,250 1,257,056
Public Finance Authority,
Lombard Conference and
Hotel Center, Second-Tier
(RB) (ACA)
3.75%, 07/01/51 (c) (d) * 865 592,380
Public Finance Authority, Marys
Woods at Marylhurst Project,
Series A (RB)
5.25%, 05/15/37 (c) 1,350 1,369,767
Public Finance Authority, Mater
Academy of Nevada - East
Las Vegas Campus Project,
Series A (RB)
5.00%, 12/15/44 (c) 690 662,978
Public Finance Authority, Math
and Science Academy (RB)
5.25%, 06/15/65 (c) 1,500 1,369,588
5.50%, 06/15/55 (c) 2,100 2,030,507
Public Finance Authority, Miami
Worldcenter Project, Series
A (TA)
5.00%, 06/01/41 (c) 1,000 1,021,789
Public Finance Authority,
Million Air Three LLC General
Aviation Facilities Project,
Series A (RB)
5.50%, 09/01/30 (c) 200 210,779
6.25%, 09/01/46 (c) 500 515,228
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29 (c) 255 257,356
5.00%, 09/01/39 (c) 500 507,296
5.00%, 09/01/49 (c) 500 461,805
Public Finance Authority,
Pinecrest Academy, Sloan
Canyon Campus Project,
Series A (RB)
4.00%, 07/15/34 (c) 580 581,458
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.20%, 12/01/37 (c) 1,405 1,439,107

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Revolution Academy, Series
A (RB)
6.25%, 10/01/53 (c) $ 1,000 $ 1,019,420
Public Finance Authority,
Roseman University of Health
Sciences Project (RB)
5.88%, 04/01/45 (c) 4,000 4,000,177
Public Finance Authority,
Sky Harbour Capital Iii Llc
Aviation Facilities Project (RB)
6.00%, 07/01/60 (c) (p) 2,500 2,501,375
Public Finance Authority, Sky
Harbour Capital LLC, Aviation
Facilities Project (RB)
4.00%, 07/01/41 (c) 500 472,874
4.25%, 07/01/54 (c) 1,765 1,468,712
Public Finance Authority, Sloan
Canyon Campus Project,
Series A (RB)
4.25%, 07/15/44 (c) 750 679,877
4.50%, 07/15/49 (c) 800 707,441
4.50%, 07/15/53 (c) 1,000 865,732
Public Finance Authority,
Student Housing, KSU Bixby
Real Estate Foundation, LLC
Project, Series A (RB)
5.25%, 06/15/55 (c) 1,000 1,003,331
Public Finance Authority,
Student Housing, KSU Bixby
Real Estate Foundation, LLC
Project, Series C (RB)
5.75%, 06/15/55 (c) 1,000 980,790
Public Finance Authority, The
Foundation of the University
of North Carolina, Inc., Series
A (RB)
4.00%, 09/01/56 (c) 1,060 786,536
Public Finance Authority, Trinity
Regional Hospital Sachse,
Series A-1 (RB)
7.38%, 01/01/50 (c) (d) * 4,265 43
Public Finance Authority,
Ultimate Medical Academy
Project, Series A (RB)
5.00%, 10/01/34 (c) 2,000 2,085,709
5.00%, 10/01/39 (c) 1,950 1,996,257
Public Finance Authority, UNC
Health Southeastern, Series
A (RB)
4.00%, 02/01/35 (c) 1,500 1,405,899
Public Finance Authority,
Wingate University, Series A
(RB)
5.25%, 10/01/48 (c) 2,255 2,130,644
Public Finance Authority,
Wisconsin (RB)
5.50%, 12/15/32 (c) 340 339,986
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Wisconsin Charter School,
Series A (RB)
6.50%, 06/15/45 (c) $ 325 $ 325,175
6.75%, 06/15/55 (c) 500 497,561
Public Finance Authority,
Wisconsin Hospital, Series
A (RB)
5.00%, 10/01/44 (c) 2,000 2,033,333
Public Finance Authority,
Wisconsin Senior Airport
Facilities, Series B (RB)
5.00%, 07/01/42 (c) 9,000 9,003,349
Public Finance Authority,
Wisconsin Texas
Infrastructure Program (RB)
0.00%, 12/15/37 (c) ^ 1,635 844,092
0.00%, 12/15/38 (c) ^ 1,000 465,786
5.00%, 07/15/30 (c) 294 294,360
5.00%, 12/15/36 (c) 492 492,056
Public Finance Authority,
Wisconsin Texas
Infrastructure Program Tax-
Exempt Revenue Anticipation
Improvement, Legacy Hills
Project (RB)
6.00%, 11/15/45 (c) 500 485,781
Public Finance Authority,
Wisconsin Texas
Infrastructure Program,
Bridgewater Project (RB)
5.62%, 12/15/30 (c) 322 322,704
Public Finance Authority,
Wisconsin Texas
Infrastructure Program,
Tax-Exempt Revenue
Anticipation, Willow Springs
Project (RB)
0.00%, 12/15/39 (c) ^ 250 98,164
Public Finance Authority,
Wisconsin, Series A-4 (RB)
5.50%, 11/15/32 (c) 717 719,075
Wisconsin Center District
Senior Dedicated Tax
Revenue, Series C (RB) (AG)
0.00%, 12/15/45 (c) ^ 10,000 3,972,113
Wisconsin Health & Educational
Facilities Authority (RB)
5.00%, 08/15/30 1,000 1,098,382
5.62%, 07/01/35 (c) 320 339,456
6.38%, 07/01/45 (c) 500 525,542
Wisconsin Health And
Educational Facilities
Authority Mercy, Health
Corporation Obligated
Group, Series A (RB)
5.00%, 06/01/27 250 257,531
5.00%, 06/01/28 250 263,069

FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health And
Educational Facilities
Authority Senior Living, Series
A (RB)
6.25%, 11/15/55 (c) $ 500 $ 499,135
Wisconsin Health and
Educational Facilities
Authority, Chiara Housing
and Services Inc., Project (RB)
5.00%, 07/01/35 (c) 720 742,311
5.88%, 07/01/55 (c) 1,000 1,005,003
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series A-1 (RB) (SAW)
4.00%, 07/01/48 (c) 105 83,734
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series B (RB)
4.38%, 07/01/38 (c) 850 799,707
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, St. Camillus Health
System, Inc., Series A (RB)
5.00%, 11/01/39 (c) $ 950 $ 964,156
Wisconsin Public Finance
Authority (RB)
5.50%, 07/01/44 (c) 1,800 1,874,020
5.75%, 07/01/54 (c) 2,000 2,074,385
136,168,206
Number
of Shares
WARRANTS: 0.0%
(Cost: $0)
Transportation : 0.0%
BL Train Holdings West LLC,
USD 11.50, exp. 12/01/35 324,840 974,520
Underline
Total Municipal Bonds: 97.6%
(Cost: $4,249,541,727) 4,134,531,249
Other assets less liabilities: 2.4% 102,653,826
NET ASSETS: 100.0% $ 4,237,185,075
Definitions:
ACA Credit Agricole SA
AG Assured Guaranty, Inc.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
^ Zero Coupon Bond
* Non-income producing
(d) Security in default
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 4,133,556,729 $ — $ 4,133,556,729
Warrants
 *
— 974,520 — 974,520
Total Investments $ — $ 4,134,531,249 $ — $ 4,134,531,249